   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 27, 2002


                                                               FILE NO. 33-22821
                                                               FILE NO. 811-5601
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 35         /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940         / /
                                AMENDMENT NO. 36                /X/


                            ------------------------

                     SEI INSTITUTIONAL INTERNATIONAL TRUST
                     (formerly, "SEI International Trust")
               (Exact name of registrant as specified in charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esquire          Thomas P. Lemke, Esquire
          Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
          1701 Market Street                 1111 Pennsylvania Avenue, N.W.
          Philadelphia, PA 19103             Washington, D.C. 20004

                            ------------------------

Title of Securities Being Registered  ............. Units of Beneficial Interest

    It is proposed that this filing become effective (check appropriate box)


      / /   immediately upon filing pursuant to paragraph (b)
      / /   on [date] pursuant to paragraph (b)
      / /   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      /X/   on January 31, 2003 pursuant to paragraph (a)(1) of Rule 485
      / /   75 days after filing pursuant to paragraph (a)(2)
      / /   on [date] pursuant to paragraph (a)(2)


                    If appropriate, check the following box:

      / / This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SEI INSTITUTIONAL INTERNATIONAL TRUST

                                 CLASS A SHARES

                                   PROSPECTUS

                                JANUARY 31, 2003


                            INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                         INTERNATIONAL FIXED INCOME FUND
                           EMERGING MARKETS DEBT FUND


                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:
                        ALLIANCE CAPITAL MANAGEMENT L.P.
                          BLACKROCK INTERNATIONAL LTD.
                       THE BOSTON COMPANY ASSET MANAGEMENT
                         CAPITAL GUARDIAN TRUST COMPANY
             FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES
                        JF INTERNATIONAL MANAGEMENT INC.
              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
                               MARTIN CURRIE INC.
                    MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                         OECHSLE INTERNATIONAL ADVISORS
                      SALOMON BROTHERS ASSET MANAGEMENT INC


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


                                                                                        PAGE
     INTERNATIONAL EQUITY FUND                                                          XXX
     EMERGING MARKETS EQUITY FUND                                                       XXX
     INTERNATIONAL FIXED INCOME FUND                                                    XXX
     EMERGING MARKETS DEBT FUND                                                         XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS                                            XXX
     INVESTMENT ADVISER AND SUB-ADVISERS                                                XXX
     PURCHASING AND SELLING FUND SHARES                                                 XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                                                 XXX
     FINANCIAL HIGHLIGHTS                                                               XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI INSTITUTIONAL INTERNATIONAL TRUST                                              Back Cover

GLOBAL ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and these Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. The Funds, especially the Emerging Markets Equity and Emerging Markets Debt Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERNATIONAL INVESTING

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                    Capital appreciation
SHARE PRICE VOLATILITY:             Medium to high

PRINCIPAL INVESTMENT STRATEGY:      Utilizing multiple specialist sub-advisers,
                                    the Fund invests in equity securities of foreign companies

INVESTMENT STRATEGY

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.


                      1993                      22.81%
                      1994                      -0.04%
                      1995                      11.34%
                      1996                       9.04%
                      1997                      -1.86%
                      1998                      19.29%
                      1999                      39.63%
                      2000                     -17.74%
                      2001                     -22.55%
                      2002                       X.XX%


                 BEST QUARTER               WORST QUARTER
                     X.XX%                       X.XX%
                  (XX/XX/XX)                  (XX/XX/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX.



INTERNATIONAL EQUITY FUND - CLASS A SHARES          1 YEAR        5 YEARS        10 YEARS    SINCE INCEPTION*
----------------------------------------------- ------------- --------------- ------------- -----------------
RETURN BEFORE TAXES                                 X.XX%         X.XX%           X.XX%         X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS**               X.XX%         X.XX%           X.XX%         X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
OF FUND SHARES**                                    X.XX%         X.XX%           X.XX%         X.XX%
MSCI EAFE INDEX RETURN (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES, OR TAXES)***          X.XX%         X.XX%           X.XX%         X.XX%



* The inception date for the Fund's Class A Shares is December 20, 1989. Index returns shown from December 31, 1989.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges of developed market countries in Europe, Australia and the Far East.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


                                                CLASS A SHARES
-------------------------------------------- ------------------------
Investment Advisory Fees                              0.51%
Distribution (12b-1) Fees                             None
Other Expenses                                        X.XX%
Total Annual Fund Operating Expenses                  X.XX%*



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because [SIMC] waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level. [SIMC] may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses were as follows:

         International Equity Fund -- Class A Shares              X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                       1 YEAR          3 YEARS           5 YEARS          10 YEARS
INTERNATIONAL EQUITY FUND - CLASS A SHARES               $XXX            $XXX              $XXX               $XXX

EMERGING MARKETS EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL:                     Capital appreciation

SHARE PRICE VOLATILITY:              Very high

PRINCIPAL INVESTMENT STRATEGY:       Utilizing multiple specialist sub-advisers,
                                     the Fund invests in equity securities of emerging markets companies

INVESTMENT STRATEGY

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.


                   1996                      8.70%
                   1997                     -9.12%
                   1998                    -31.95%
                   1999                     70.31%
                   2000                    -34.47%
                   2001                     -2.46%
                   2002                      X.XX%


                    BEST QUARTER       WORST QUARTER
                       X.XX%               X.XX%
                    (XX/XX/XX)          (XX/XX/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX.



EMERGING MARKETS EQUITY FUND - Class A Shares                     1 YEAR         5 YEARS     SINCE INCEPTION*
------------------------------------------------------------- -------------- -------------- -----------------
RETURN BEFORE TAXES                                               X.XX%          X.XX%          X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS**                             X.XX%          X.XX%          X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES**     X.XX%          X.XX%          X.XX%
MSCI EMERGING MARKETS FREE INDEX RETURN (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES, OR TAXES)***                                  X.XX%          X.XX%          X.XX%



* The inception date for the Fund's Class A Shares is January 17, 1995. Index returns shown from January 31, 1995.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Free Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)



                                                 CLASS A SHARES
-------------------------------------------- -----------------------
Investment Advisory Fees                              1.05%
Distribution (12b-1) Fees                             None
Other Expenses                                        X.XX%
Total Annual Fund Operating Expenses                  X.XX%*



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because [SIMC] waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level. [SIMC] may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

         Emerging Markets Equity Fund-- Class A Shares                 X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
EMERGING MARKETS EQUITY FUND - CLASS A SHARES                       $XXX         $XXX          $XXX           $XXX

INTERNATIONAL FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL:                    Capital appreciation and current income

SHARE PRICE VOLATILITY:             High

PRINCIPAL INVESTMENT STRATEGY:      Utilizing a specialist sub-adviser, the
                                    Fund invests in investment grade fixed
                                    income securities of foreign government
                                    and corporate issuers

INVESTMENT STRATEGY


Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in foreign government and corporate fixed income securities, as well as foreign mortgage-backed securities of issuers located in at least three countries other than the United States. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that developed international fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.

                  1994                        3.58%
                  1995                       22.13%
                  1996                        4.69%
                  1997                       -3.56%
                  1998                       18.52%
                  1999                       -6.69%
                  2000                       -3.74%
                  2001                       -5.25%
                  2002                        X.XX%

            BEST QUARTER                  WORST QUARTER
                 X.XX%                        X.XX%
              (XX/XX/XX)                    (XX/XX/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE LEHMAN BROTHERS GLOBAL AGGREGATE EX-US$ INDEX AND SALOMON WGBI NON-U.S. INDEX.



INTERNATIONAL FIXED INCOME FUND - Class A Shares                    1 YEAR        5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------- --------------- ------------ ----------------
RETURN BEFORE TAXES                                                 X.XX%           X.XX%        X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS**                               X.XX%           X.XX%        X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES**       X.XX%           X.XX%        X.XX%
LEHMAN BROTHERS GLOBAL AGGREGATE EX US$ INDEX RETURN (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)***+                      X.XX%           X.XX%        X.XX%
SALOMON WGBI NON-U.S. INDEX RETURN (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES, OR TAXES)***+                         X.XX%           X.XX%        X.XX%



* The inception date for the Fund's Class A Shares is September 1, 1993. Index returns shown from August 31, 1993.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Global Aggregate Ex-US$ Index is an index of government, corporate, and collateralized bonds deonimated in foreign currencies. The Salomon WGBI Non-U.S. Index is a widely recognized index of government bonds issued by approximately 12 foreign countries. The index targets institutionally traded bonds.

+ The index was changed because the Lehman Index is more representative of the type of securities that the Fund invests in.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)



                                                  CLASS A SHARES
-------------------------------------------- -----------------------
Investment Advisory Fees                              0.15%
Distribution (12b-1) Fees                             None
Other Expenses                                        X.XX%
Total Annual Fund Operating Expenses                  X.XX%*



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the [Distributor] waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level. The [Distributor] may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

        International Fixed Income Fund-- Class A Shares              X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                                      1 YEAR       3 YEARS      5 YEARS      10 YEARS
INTERNATIONAL FIXED INCOME FUND - CLASS A SHARES                       $XXX         $XXX          $XXX          $XXX

EMERGING MARKETS DEBT FUND

FUND SUMMARY

INVESTMENT GOAL:                  Total return

SHARE PRICE VOLATILITY:           High to very high

PRINCIPAL INVESTMENT STRATEGY:    Utilizing a specialist sub-adviser, the Fund
                                  invests in U.S. dollar denominated debt
                                  securities of emerging markets issuers

INVESTMENT STRATEGY

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets in fixed income securities of emerging markets issuers. The Fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds").

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

"Junk bonds" involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries.

The foreign sovereign debt securities and "Brady Bonds" the Fund purchases involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that emerging market debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.



                    1998                     -20.89%
                    1999                      28.89%
                    2000                      13.51%
                    2001                      12.30%
                    2002                       X.XX%

                 BEST QUARTER             WORST QUARTER
                    X.XX%                     X.XX%
                  (XX/XX/XX)               (XX/XX/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE J.P. MORGAN EMBI PLUS INDEX.



EMERGING MARKETS DEBT FUND - CLASS A SHARES                          1 YEAR        5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------- --------------- ------------ ----------------
RETURN BEFORE TAXES                                                   X.XX%         X.XX%        X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS**                                 X.XX%         X.XX%        X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES**         X.XX%         X.XX%        X.XX%
J.P. MORGAN EMERGING MARKETS BOND PLUS INDEX RETURN (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)***                         X.XX%         X.XX%        X.XX%



* The inception date for the Fund's Class A Shares is June 26, 1997. Index returns shown from June 30, 1997.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan EMBI Plus Index is a widely-recognized, market value-weighted (higher market value securities have more influence than lower market value securities) index of bonds issued by emerging markets countries. The index currently includes Eurobonds, and Brady Bonds issued by Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


                                                 CLASS A SHARES
-------------------------------------------- -----------------------
Investment Advisory Fees                              0.85%
Distribution (12b-1) Fees                             None
Other Expenses                                        X.XX%
Total Annual Fund Operating Expenses                  X.XX%*



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because [SIMC and the Distributor] each waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level. [SIMC and the Distributor] may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

        Emerging Markets Debt Fund-- Class A Shares                 X.XX%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
EMERGING MARKETS DEBT FUND - CLASS A SHARES                   $XXX        $XXX        $XXX         $XXX

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Adviser and Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of December 31, 2002, SIMC had approximately $XX.X billion in assets under management. For the fiscal year ended September 30, 2002, SIMC received investment advisory fees, [after fee waivers,] as a percentage of each Fund's net assets, at the following annual rates:

     INTERNATIONAL EQUITY FUND             X.XX%
     EMERGING MARKETS EQUITY FUND          X.XX%
     EMERGING MARKETS DEBT FUND            X.XX%

For the period July 24, 2002 to September 30, 2002, SIMC received an annual fee of X.XX%, as a percentage of the International Fixed Income Fund's net assets. For the period October 1, 2001 to July 24, 2002, the International Fixed Income Fund's previous investment adviser received an annual fee of X.XX%, as percentage of the Fund's net assets.


SUB-ADVISERS AND PORTFOLIO MANAGERS

INTERNATIONAL EQUITY FUND:


BLACKROCK INTERNATIONAL LTD.: BlackRock International, Ltd. (BlackRock International), located at 40 Torphichen Street, Edinburgh, EH3 8JB, Scotland, serves as a Sub-Adviser to the International Equity Fund. Albert B. Morillo, Managing Director and Senior Portfolio Manager, heads an investment team at BlackRock International that serves as the portfolio manager of the portion of the International Equity Fund's assets allocated to BlackRock International. Prior to joining BlackRock International in January 2000, Mr. Morillo was the head of the European Team at Scottish Widows Investment Management.

CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (CGTC), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at CGTC manages the portion of the assets of the International Equity Fund allocated to CGTC and utilizes a multi-portfolio management system.

JF INTERNATIONAL MANAGEMENT INC.: JF International Management Inc. (JFIMI), located at 47th Floor, Jardine House, 1 Connaught Place, Central Hong Kong, serves as a Sub-Adviser to the International Equity Fund. Man Wing Chung and Simon Jones of JF Asset Management ("JFAM", the name used by all JF asset management companies in Asia, including JFIMI) serve as portfolio managers of the portion of the assets of the International Equity Fund allocated to JFIMI. Mr. Chung has been with JFAM for 2 years, and has over 15 years of investment experience. Mr. Jones has been with JFAM for 7 years and has over 16 years of investment experience.

MARTIN CURRIE INC.: Martin Currie Inc. (Martin Currie), located at Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES, Scotland, serves as a Sub-Adviser to the International Equity Fund. Michael Thomas and John Millar of Martin Currie serve as the portfolio managers of the portion of the assets of the International Equity Fund allocated to Martin Currie. Mr. Thomas joined Martin Currie in 1989, and has 28 years of investment experience. Mr. Millar joined Martin Currie in 2000 having previously worked for Stewart Ivory and Colonial First State. He has 10 years of investment experience.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund. The portion of the assets of the International Equity Fund allocated to MSIM Inc. is managed by the Sub-Adviser's International Value Team. Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, William Lock, Managing Director, and Walter Riddell, Vice President.

OECHSLE INTERNATIONAL ADVISORS: Oechsle International Advisors (Oechsle), located at One International Place, 23rd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the International Equity Fund. S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle serve as portfolio managers of the portion of the assets of the International Equity Fund allocated to Oechsle. Mr. Keesler is a Managing Principal, the Chief Investment Officer and a Portfolio Manager/Research Analyst with the responsibility of coordinating the firm's investment activities. He has 21 years of investment experience. Ms. Harris joined Oechsle in January 1995 and is a Principal and Portfolio Manager/Research Analyst.


EMERGING MARKETS EQUITY FUND:


Alliance Capital Management L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A committee of investment professionals at Alliance manages the portion of the Emerging Markets Equity Fund's assets allocated to Alliance.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC: The Boston Company Asset Management, LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund. D. Kirk Henry, CFA and Senior Vice President of The Boston Company serves as the portfolio manager of the portion of the assets of the Emerging Markets Equity Fund allocated to The Boston Company. Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies.

Lloyd George Investment Management (Bermuda) Limited: Lloyd George Investment Management (Bermuda) Limited (LGIM), located at 3808 One Exchange Square, Central, Hong Kong, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Pamela Chan, Director of LGIM, and Samir Mehta, CFA, and Director of LGIM, serve as co-portfolio managers of the portion of the Emerging Markets Equity Fund's assets allocated to LGIM. Ms. Chan joined LGIM in April 1994 and manages Asian regional accounts for institutional clients. Prior to joining LGIM in 1998, Mr. Mehta was an analyst at Peregrine Securities in India for over four years. Ms. Chan and Mr. Mehta each has over 20 and 10 years of investment experience, respectively.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the Emerging Markets Equity Fund. The portion of the assets of the Emerging Markets Equity Fund allocated to MSIM Inc. is managed by the Sub-Adviser's Emerging Markets and Asian Equity Teams. Current members of the teams include Narayan Ramachantran, Managing Director, Ruchir Sharma, Executive Director, Ashutosh Sinha, Executive Director and Michael Perl, Executive Director.

INTERNATIONAL FIXED INCOME FUND:


Fischer Francis Trees & Watts, Inc. and its affiliates: Fischer Francis Trees & Watts, Inc. ("Fischer Francis"), a New York corporation, located at 200 Park Avenue, 46th Floor, New York, New York 10166, and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") serve as the Sub-Adviser to the International Fixed Income Fund. FFTW's Investment Strategy Group is responsible for determining the investment strategy of the International Fixed Income Fund. Kevin Corrigan, Portfolio Manager and Managing Director of FFTW, serves as portfolio manager of the International Fixed Income Fund. Mr. Corrigan joined FFTW in 1995 and has 7 years of investment experience.

EMERGING MARKETS DEBT FUND:


SALOMON BROTHERS ASSET MANAGEMENT INC: Salomon Brothers Asset Management Inc
(SBAM), located at 399 Park Avenue, 4th Floor, New York, New York 10022, serves as the Sub-Adviser to the Emerging Markets Debt Fund. Peter J. Wilby leads a team of professionals from SBAM that manages the assets of the Emerging Markets Debt Fund. Mr. Wilby, a Managing Director of SBAM, joined SBAM in 1989.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of the Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.


DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Funds periodically distribute their investment income to shareholders as a dividend. It is the Funds' policy to pay dividends at least once annually. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Funds.

Each Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund. The Funds will notify you if they make such election.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by [__________________], independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)


                                             NET REALIZED
                                                 AND                       DISTRIBUTIONS
                  NET ASSET                   UNREALIZED    DISTRIBUTIONS      FROM                                    NET ASSETS
                    VALUE           NET          GAINS        FROM NET       REALIZED      NET ASSET                     END OF
                  BEGINNING     INVESTMENT    (LOSSES) ON    INVESTMENT      CAPITAL       VALUE END       TOTAL        PERIOD ($
                  OF PERIOD    INCOME (LOSS)   SECURITIES      INCOME         GAINS        OF PERIOD      RETURN+      THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
CLASS A
FOR THE YEARS ENDED SEPTEMBER 30:
2002
2001               $12.33         $0.03          $(3.73)       $(0.07)       $(0.31)         $8.25         (30.85)%  $2,365,245
2000                12.09          0.08            0.43         (0.04)        (0.23)         12.33           4.15    2,953,872
1999(1)              9.16          0.04            3.34         (0.10)        (0.35)         12.09          37.86    1,844,459
1998(1)(2)          10.15          0.07           (1.06)          --          --              9.16          (9.75)   966,707
1998(1)              9.67          0.17            0.77         (0.18)        (0.28)         10.15          10.21    851,542

EMERGING MARKETS EQUITY FUND
CLASS A
FOR THE YEARS ENDED SEPTEMBER 30:
2002
2001                $9.19         $0.04          $(3.15)       $--           $--             $6.08         (33.84)%  $1,010,428
2000(1)              9.13         (0.05)           0.12         (0.01)        --              9.19           0.71    1,285,033
1999                 6.17         (0.03)           3.00         (0.01)        --              9.13          48.23    866,911
1998(2)             10.55          0.07           (4.45)        --            --              6.17         (41.52)   498,470
1998                12.87         (0.03)          (2.25)        (0.03)        (0.01)         10.55         (17.72)   509,748

                                                                    RATIO OF
                                                     RATIO OF    NET INVESTMENT
                                      RATIO OF      EXPENSES     INCOME (LOSS)
                        RATIO OF  NET INVESTMENT   TO AVERAGE     TO AVERAGE
                        EXPENSES   INCOME (LOSS)   NET ASSETS     NET ASSETS     PORTFOLIO
                       TO AVERAGE    TO AVERAGE    (EXCLUDING     (EXCLUDING     TURNOVER
                       NET ASSETS    NET ASSETS     WAIVERS)       WAIVERS)        RATE
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
CLASS A
FOR THE YEARS ENDED SEPTEMBER 30:
2002
2001                       1.28%        0.36%          1.29%          0.35%       91%
2000                       1.29++       0.79           1.30           0.78        73
1999(1)                    1.28         0.39           1.31           0.36        61
1998(1)(2)                 1.24         1.60           1.31           1.53        66
1998(1)                    1.21         1.31           1.30           1.22        75

EMERGING MARKETS EQUITY FUND
CLASS A
FOR THE YEARS ENDED SEPTEMBER 30:

2002
2001                       1.95%        0.54%          2.13%          0.36%      126%
2000(1)                    1.96        (0.46)          2.12          (0.62)      110
1999                       1.95        (0.35)          2.14          (0.54)      129
1998(2)                    1.95         1.51           2.24           1.22        46
1998                       1.95        (0.12)          2.36          (0.53)       76



                                              NET REALIZED
                                                  AND                     DISTRIBUTIONS
                  NET ASSET                    UNREALIZED   DISTRIBUTIONS      FROM                                    NET ASSETS
                    VALUE           NET          GAINS        FROM NET       REALIZED      NET ASSET                     END OF
                  BEGINNING     INVESTMENT    (LOSSES) ON    INVESTMENT      CAPITAL       VALUE END       TOTAL        PERIOD ($
                  OF PERIOD    INCOME (LOSS)   SECURITIES      INCOME         GAINS        OF PERIOD      RETURN+      THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
CLASS A
FOR THE YEARS ENDED SEPTEMBER 30:
2002
2001                $9.81         $0.33         $(0.02)        $--            $--          $10.12           3.16%    $1,198,644
2000                11.03          0.31          (1.35)        (0.18)         --             9.81          (9.58)    1,105,584
1999                11.89          0.30          (0.42)        (0.53)         (0.21)        11.03          (1.36)    809,440
1998(2)             10.68          0.40           0.81         --             --            11.89          11.33     533,800
1998                10.53          0.23           0.11         (0.10)         (0.09)        10.68           3.23     408,974

EMERGING MARKETS DEBT FUND
CLASS A
FOR THE YEARS ENDED SEPTEMBER 30:
2002
2001                $9.51         $0.94         $(0.53)       $(0.89)         $--           $9.03           4.69%    $458,950
2000                 8.11          0.84           1.33         (0.77)         --             9.51          28.07     490,554
1999                 6.83          0.84           1.19         (0.75)         --             8.11          31.15     283,993
1998(2)             10.31         (0.11)         (3.37)        --             --             6.83         (33.75)    162,938
1998(3)             10.00          0.56          --            (0.25)         --            10.31           5.64     154,284

                                                                RATIO OF
                                                RATIO OF    NET INVESTMENT
                                  RATIO OF      EXPENSES     INCOME (LOSS)
                    RATIO OF   NET INVESTMENT   TO AVERAGE     TO AVERAGE
                    EXPENSES   INCOME (LOSS)   NET ASSETS     NET ASSETS     PORTFOLIO
                   TO AVERAGE    TO AVERAGE    (EXCLUDING     (EXCLUDING     TURNOVER
                   NET ASSETS    NET ASSETS     WAIVERS)       WAIVERS)        RATE
---------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
CLASS A
FOR THE YEARS ENDED SEPTEMBER 30:
2002
2001                1.00%         3.13%          1.06%          3.07%         235%
2000                1.00          3.17           1.11           3.06          190
1999                1.00          2.97           1.22           2.75          278
1998(2)             1.00          3.61           1.21           3.40          112
1998                1.00          3.92           1.24           3.68          280

EMERGING MARKETS DEBT FUND
CLASS A
FOR THE YEARS ENDED SEPTEMBER 30:
2002
2001                1.35%        10.06%          1.78%          9.63%         196%
2000                1.35         10.67           1.80          10.22          227
1999                1.35         12.27           1.82          11.80          184
1998(2)             1.35         10.28           1.84           9.79          186
1998(3)             1.35          8.05           1.94           7.46          269


+    Returns are for the period indicated and have not been annualized.

++ The ratio of expenses to average net assets, excluding interest expense, is 1.28% for the year ended September 30, 2000. (1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) For the seven month period ended September 30, 1998. All rations for the period have been annualized. Prior to September 30, 1998, the fiscal year end of the Trust was February 28 or 29.

(3) Emerging Markets Debt Fund's Class A shares were offered beginning June 29, 1997. All ratios for that period have been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.

                      SEI INSTITUTIONAL INTERNATIONAL TRUST


INVESTMENT ADVISER


SEI Investments Management Corporation
One Freedom Valley Drive
Oak, PA 19456





DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated January 31, 2003 includes detailed information about the SEI Institutional International Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional International Trust's Investment Company Act registration number is 811-5601.

                     SEI INSTITUTIONAL INTERNATIONAL TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.


Investment Adviser:



  SEI Investments Management Corporation



Sub-Advisers:



  Alliance Capital Management L.P.
  BlackRock International Ltd.
  The Boston Company Asset Management
  Capital Guardian Trust Company
  Fischer Francis Trees & Watts, Inc.
    and its affiliates
  JF International Management, Inc.
  Lloyd George Investment Management
    (Bermuda) Limited
  Martin Currie Inc.
  Morgan Stanley Investment Management Inc.
  Oechsle International Advisors
  Salomon Brothers Asset Management Inc



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional International Trust (the "Trust"), and should be read in conjunction with the Trust's Prospectuses relating to the Class A Shares of the International Equity, Emerging Markets Equity, International Fixed Income, and Emerging Markets Debt Funds, the Class A Shares of the Tax-Managed International Equity Fund, the Class I Shares of the International Equity Fund, and the
Class Y Shares of the Emerging Markets Equity Fund, each dated January 31, 2003. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.



    The Trust's financial statements for the fiscal year ended September 30, 2002, including notes thereto and the report of ________________________ thereon, are herein incorporated by reference from the Trust's 2002 Annual Report. A copy of the 2002 Annual Report must accompany the delivery of this Statement of Additional Information.



    January 31, 2003

                               TABLE OF CONTENTS


The Trust...................................................   S-2
Investment Objectives and Policies..........................   S-2
Description of Permitted Investments and Risk Factors.......   S-7
Description of Ratings......................................  S-24
Investment Limitations......................................  S-25
Non-Fundamental Policies....................................  S-27
The Administrator...........................................  S-27
The Adviser and Sub-Advisers................................  S-29
Distribution, Shareholder Servicing and Administrative
  Servicing.................................................  S-31
Trustees and Officers of the Trust..........................  S-32
Performance.................................................  S-38
Purchase and Redemption of Shares...........................  S-40
Taxes.......................................................  S-42
Portfolio Transactions......................................  S-44
Description of Shares.......................................  S-47
Limitation of Trustees' Liability...........................  S-47
Code of Ethics..............................................  S-47
Voting......................................................  S-47
Shareholder Liability.......................................  S-48
Control Persons and Principal Holders of Securities.........  S-48
Experts.....................................................  S-49
Custodian...................................................  S-49
Legal Counsel...............................................  S-49

January 31, 2003

                                   THE TRUST


    SEI Institutional International Trust (formerly, "SEI International Trust") (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated June 30, 1988, and has diversified and non-diversified portfolios. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class I, and Class Y currently may be offered, which provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.



    This Statement of Additional Information relates to the following portfolios: International Equity, Emerging Markets Equity, International Fixed Income, Emerging Markets Debt and Tax-Managed International Equity Funds (each a "Fund" and, together, the "Funds"), including all classes of the Funds. Shares of the Tax-Managed International Equity Fund are currently not being offered to shareholders.


                       INVESTMENT OBJECTIVES AND POLICIES

    INTERNATIONAL EQUITY FUND--The International Equity Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in equity securities of non-U.S. issuers located in at least three countries other than the United States. The Fund will invest primarily in companies located in developed countries, but may also invest, to a limited extent, in securities of issuers located in emerging market countries.

    Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Fund expects its investments to emphasize both large, intermediate and small capitalization companies.


    The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; options on futures contracts; and equity-linked warrants. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its net assets in illiquid securities. The Fund may also lend its securities to qualified borrowers and invest in securities issued by passive foreign investment companies.


    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    EMERGING MARKETS EQUITY FUND--The Emerging Markets Equity Fund seeks to provide capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of governmental and private issuers in emerging market countries. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

    The Fund may invest up to 15% of its net assets in illiquid securities. The Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be subject to its 15% restriction on investment in illiquid securities.

    The Fund may invest up to 10% of its total assets in shares of other investment companies. The Fund may invest in futures contracts, equity linked warrants and purchase securities on a when-issued or delayed delivery basis. The Fund may also purchase and write options to buy or sell futures contracts and lend its securities to qualified borrowers.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    INTERNATIONAL FIXED INCOME FUND--The International Fixed Income Fund seeks to provide capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in investment grade foreign government and foreign corporate, mortgage, and/or asset-backed fixed income securities of issuers located in at least three countries other than the United States.

    The Fund will invest primarily in: (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign or multinational corporations; (iv) convertible securities issued by foreign or multinational corporations;

(v) fixed income securities issued by foreign banks or bank holding companies;
(vi) asset-backed securities; and (vii) mortgage-backed securities. All such investments will be in investment grade securities denominated in various currencies, including the euro. Investment grade securities are rated in one of the highest four rating categories by a nationally recognized statistical rating agency ("NRSRO") or determined by the adviser to be of comparable quality at the time of purchase.

    The Fund expects to be fully invested in the primary investments described above, but may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"), swaps, options, futures and equity-linked warrants. The Fund may also purchase and write options to buy or sell futures contracts, purchase securities on a when-issued or delayed delivery basis and engage in short selling and lend its securities to qualified borrowers. The Fund may invest up to 10% of its total assets in illiquid securities. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    Under normal circumstances, the portfolio turnover rate for this Fund is expected to exceed 200% per year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs and taxes. The Fund will not consider portfolio turnover a limiting factor in implementing investment decisions which are consistent with the Fund's objectives and policies.

    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

    EMERGING MARKETS DEBT FUND--The investment objective of the Emerging Markets Debt Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of issuers in emerging countries. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in fixed income securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; that are organized under the laws of and have a principal office in an emerging market country; or that are government issuers located in an emerging market country.

    Emerging market country fixed income securities in which the Emerging Markets Debt Fund may invest are U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities, including bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, preferred stock, loan participations and assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. The Fund may invest in Brady Bonds, which are debt securities issued by debtor nations to restructure their outstanding external indebtedness, and which comprise a significant portion of the emerging debt market.

    The Fund's investments in high yield government, government-related and restructured debt securities will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions);
(ii) debt securities or obligations issued by government-owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions); and
(iii) interests in structured securities of issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above (collectively, "High Yield Foreign Sovereign Debt Securities"). Even though many of these securities are issued by governmental issuers, they may still be considered junk bonds on account of the governmental issuer's poor credit rating. The Fund may also purchase investment grade obligations of the foregoing governmental issuers.

    The Fund's investments in debt securities of corporate issuers in emerging market countries may include high yield or investment grade debt securities or other obligations issued by: (i) banks located in emerging market countries or by branches of emerging market country banks located in other emerging market countries; or (ii) companies organized under the laws of an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with the Fund's objective. The Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements, may purchase when-issued and delayed-delivery securities, lend portfolio securities to qualified borrowers and invest in shares of other investment companies. The Fund may purchase restricted securities and may invest up to 15% of the value of its net assets in illiquid securities. The Fund may invest in options and futures for hedging purposes, and may enter into swaps or related transactions. The Fund may invest in receipts, zero coupon securities, pay-in-kind bonds, Eurobonds, dollar rolls, and deferred payment securities.

    The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Generally, the Fund's investments are expected to be in the lower and lowest rating categories established by internationally recognized credit rating organizations or determined to be of comparable quality. Such securities, commonly known as "junk bonds," involve significantly greater risks, including price volatility and the risk of default of payment of interest and principal, than higher rated securities.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    There is no limit on the percentage of the Fund's assets that may be invested in non-U.S. dollar denominated securities. However, it is expected that the majority of the Fund's assets will be denominated in U.S. dollars.

    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

    TAX-MANAGED INTERNATIONAL EQUITY FUND--The Tax-Managed International Equity Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy. The Fund will invest primarily in equity securities of non-U.S. issuers located in at least three countries other than the United States. The Fund will invest primarily in companies located in developed countries, but may also invest, to a limited extent, in securities of issuers located in emerging market countries.

    Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored EDRs, CDRs or GDRs. The Fund expects its investments to emphasize both large, intermediate and small capitalization companies.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; and options on futures contracts. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, invest up to 15% of its net assets in illiquid securities and lend its securities to qualified borrowers. Although permitted to do so, the Fund does not currently intend to invest in securities issued by passive foreign investment companies.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to maximize after-tax returns for its shareholders, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

    The Fund seeks to maximize after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. Taxable investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

    Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

    To protect against price declines affecting securities with large unrealized gains, the Fund may use hedging techniques such as the purchase of put options, short sales "against the box," the sale of stock index futures contracts, and equity swaps. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. By using these techniques rather than selling such securities, the Fund will attempt to reduce its exposure to price declines without realizing substantial capital gains under the current tax law. Although the Fund may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITORY RECEIPTS, CONTINENTAL DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancements techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.

    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANK OBLIGATIONS--Bank obligations of United States and foreign commercial banks or savings and loan institutions which the Funds may buy include certificates of deposit, time deposits and bankers' acceptances. A certificate of deposit is an interest-bearing instrument with a specific maturity issued by a bank or savings and loan institution in exchange for the deposit of funds that normally can be traded in the secondary market prior to maturity. A time deposit is an account containing a currency balance pledged to remain at a particular bank for a specified period in return for payment of interest. A bankers' acceptance is a bill of exchange guaranteed by a bank or trust company for payment within one to six months. Bankers' acceptances are used to provide manufacturers and exporters with capital to operate between the time of manufacture or export and payment by the purchaser.

    BRADY BONDS--Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

    Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

    Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper which the Funds may purchase includes variable amount master demand notes, which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. There is no secondary market for the notes.

    CONVERTIBLE SECURITIES--Convertible securities are securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.

    DOLLAR ROLLS--"Dollar rolls" are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase.

    EQUITY-LINKED WARRANTS--Equity linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant redeemed with the proceeds.

    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.


    There are risks associated with equity-linked warrants: The investor will bear the full counterparty risk to the issuing broker, (but the advisers can mitigate this by only purchasing from issuers with the highest credit rating (AA or better)). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (the "1940 Act"). As a result, a Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.


    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

    Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.


    EUROBONDS--A Eurobond is a bond denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars, U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

    There are no restrictions on the average maturity of the International Fixed Income or the Emerging Markets Debt Funds or on the maturity of any single instrument held by any Fund. Maturities may vary widely depending on the adviser's assessment of interest rate trends and other economic and market factors. In the event a security owned by a Fund is downgraded below investment grade, the adviser will review the situation and take appropriate action with regard to the security. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Fixed income securities rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities.

    FORWARD FOREIGN CURRENCY CONTRACTS--The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

    Also, when an adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS OF FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging and risk management purposes, including to offset changes in the value of securities or currencies held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will seek to minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Emerging Markets Debt Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

    In addition, the Emerging Markets Equity Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. To the extent these investments are deemed illiquid, the Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees.


    INVESTMENT COMPANIES--Investment company securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. A Fund will not invest in investment companies in excess of these limits except to the extent permitted by any rule, regulation or order of the U.S. Securities and Exchange Commission (the "SEC"). A Fund may invest in investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. If a Fund invests in investment companies managed by the Adviser, the Adviser will receive advisory fees both from the Fund and the investment company managed by the Adviser. To the extent a Fund invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Fund also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. A Fund does not intend to invest in other investment companies unless, in the judgment of its advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.



    Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries.


    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."


    EXCHANGE TRADED FUNDS. Exchange Traded Funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.


    LOWER RATED SECURITIES--Certain Funds may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Funds' advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET--The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would aversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code") even though the Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    LOAN PARTICIPATIONS AND ASSIGNMENTS--Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

    Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

    MONEY MARKET INSTRUMENTS--Money market securities are high-quality, dollar and non dollar-denominated, short-term debt instruments. They consist of:
(i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations of agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    MORTGAGE-BACKED SECURITIES--The Funds may invest in mortgage-backed securities issued by the Government National Mortgage Association ("GNMA") and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third-party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments of the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect to mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, a Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities in the United States are GNMA, Fannie Mae and the FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned

Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    PFANDBRIEFE: A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

    NON-DIVERSIFICATION--The International Fixed Income and Emerging Markets Debt Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

    OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stock holders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

    All options written on indices or securities must be covered. When a Fund writes an option on an index or security, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. A Fund will write only "covered" call options. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission (the "SEC") that OTC options are generally illiquid.

    RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND-BONDS--Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; see "Zero Coupon Securities."

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed-upon date and at an agreed-upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund's advisers may enter into repurchase agreements only with financial institutions which they deem to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. A Fund will have actual or constructive possession of the security or collateral for the repurchase agreement. Repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the price stated in the agreement. The underlying collateral will be marked to market daily. Each Fund's advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying collateral to the extent that the proceeds of sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Additionally, a Fund may purchase restricted securities in excess of the Fund's limitation on investments in illiquid securities if an adviser determines that such restricted securities are liquid. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    REVERSE REPURCHASE AGREEMENTS--Certain Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund enters into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it places in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

    SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and,
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    SOVEREIGN DEBT--The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

    As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.

Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

    STRUCTURED SECURITIES--The Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swapagreements. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

    Swaps and other derivatives involve risks. One significant riskin a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

    A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days, are considered to be illiquid.

    U.S. GOVERNMENT AGENCY SECURITIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMA, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G.,

GNMA securities), and others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the market obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the Federal book-entry system.

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed-income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued securities are securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued obligations results in leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a TBA mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs, LYONS and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes that are non-zero coupon securities with similar maturity and credit qualities. A Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

        CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             DESCRIPTION OF RATINGS

    The following descriptions are summaries of published ratings. Additional information about ratings is in the Appendix to this Statement of Additional Information.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a "satisfactory" degree of safety regarding timely payment.

    Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of the "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

    The rating F1 (Highest Grade) is the highest commercial rating assigned by Fitch Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest degree of assurance for timely payment. The rating F2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

                             INVESTMENT LIMITATIONS


The following investment limitations are fundamental policies of the International Equity, Emerging Markets Equity, Emerging Markets Debt, Tax-Managed International Equity and International Fixed Income Funds and may not be changed without shareholder approval.


Each of the International Equity, Emerging Markets Equity, Emerging Markets Debt and Tax-Managed International Equity Funds may not:

 1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the Emerging Markets Debt Fund.

 2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income, and (ii) asset coverage of at least 300% is required.

 4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

 5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security.

 7. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

 8. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases. This limitation does not apply to the Tax-Managed International Equity Fund.

    The International Fixed Income Fund may not:

 1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for the Fund and any interest paid on such borrowings will reduce the income of the Fund.

 3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in the Prospectuses in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

 4. Make loans, except that the Fund may (i) purchase or hold debt securities in accordance with its investment objectives and policies; (ii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information; and (iii) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the Fund.

 5. Invest in companies for the purpose of exercising control.

 6. Acquire more than 10% of the voting securities of any one issuer.

 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more then 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

12. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

14. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

15. Purchase restricted securities (securities which must be registered under the 1933 Act, before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

    For purposes of the industry concentration limitations discussed above, these definitions apply to each Fund, and for purposes of the International Fixed Income and Tax-Managed International Equity Funds, these limitations form part of the fundamental limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.


    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.


                            NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies and may be changed without shareholder approval.

Each of the International Equity, Emerging Markets Equity, Emerging Market Debt and Tax-Managed International Equity Funds may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of
    Section 18 of the 1940 Act.


4. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.



5. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.


    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.


                               THE ADMINISTRATOR



    SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo
Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds and UAM Funds Trust.



    The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days written notice to the Trust.


    If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


    For each Fund, the following table shows (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's voluntary fee waived for the fiscal years ended September 30, 2000, 2001, and 2002:



                                            ADMINISTRATION FEES PAID    ADMINISTRATION FEES
                                               (REIMBURSED) (000)           WAIVED (000)
                                            -------------------------  ----------------------
FUND                                         2000     2001     2002     2000    2001    2002
----                                        -------  -------  -------  ------  ------  ------
International Equity Fund.................  $11,669  $12,594  $     X  $    0  $    0  $    X
Emerging Markets Equity Fund..............  $ 7,937  $ 8,219  $     X  $   59  $    0  $    X
International Fixed Income Fund...........  $ 5,773  $ 7,026  $     X  $   13  $    0  $    X
Emerging Markets Debt Fund................  $ 2,568  $ 3,240  $     X  $    0  $    0  $    X
Tax-Managed International Equity Fund.....     *        *        *       *       *       *


------------------------

*   Not in operation during such period.


                          THE ADVISER AND SUB-ADVISERS


SEI INVESTMENTS MANAGEMENT CORPORATION


    SEI Investments Management Corporation ("SIMC" or the "Adviser") serves as the investment adviser for the Funds. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of investment advisers. SIMC and its affiliates currently serve as adviser or administrator to more than [9] investment companies, including more than [70] funds, which investment companies had more than $XX.X billion in assets under management as of December 31, 2002.



    SIMC operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its sub-advisers.



    The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.



    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.



    For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.51% of the International Equity Fund's average daily net assets, 0.51% of the Tax-Managed International Equity Fund's average daily net assets, 1.05% of the Emerging Markets Equity Fund's average daily net assets, 0.85% of the Emerging Markets Debt Fund's average daily net assets and 0.15% of the International Fixed Income Fund's average daily net assets. SIMC pays sub-advisers out of its investment advisory fees.



THE SUB-ADVISERS



ALLIANCE CAPITAL MANAGEMENT L.P.



    Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-Adviser to the portion of the assets of the Emerging Markets Equity Fund allocated to Alliance. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is a general partner. As of September 30, 2002, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.5% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of September 30, 2002, AXA Financial was the beneficial owner of approximately 2.0% of the outstanding Alliance Holding Units and approximately 51.4% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 52.5% in Alliance Capital.

BLACKROCK INTERNATIONAL LTD.



    BlackRock International Ltd. ("BlackRock Ltd.") serves as a Sub-Adviser to the portion of the assets of the International Equity Fund allocated to BlackRock Ltd. BlackRock Ltd. is a wholly-owned subsidiary of BlackRock, Inc. and an indirect, majority-owned subsidiary of PNC Financial Services
Group, Inc.


THE BOSTON COMPANY ASSET MANAGEMENT


    The Boston Company Asset Management ("The Boston Company") serves as a Sub-Adviser to the portion of the assets of the Emerging Markets Equity Fund allocated to The Boston Company. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation.


CAPITAL GUARDIAN TRUST COMPANY


    Capital Guardian Trust Company ("CGTC") serves as a Sub-Adviser to the portion of the assets of the International Equity Fund allocated to CGTC. CGTC is a wholly-owned subsidiary of The Capital Group and was founded in 1968.



FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES



    Fischer Francis Trees & Watts, Inc. ("Fischer Francis"), a New York corporation and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") serve as Sub-Adviser to the International Fixed Income Fund. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in turn is owned by 19 employees and one institutional shareholder, BNP Paribas. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis.



JF INTERNATIONAL MANAGEMENT INC.



    JF International Management Inc. ("JFIMI") serves as a Sub-Adviser to the portion of the assets of the International Equity Fund allocated to JFIMI. JFIMI is a subsidiary of J.P. Morgan Chase & Co.



LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED



    Lloyd George Investment Management (Bermuda) Limited ("LGIM") serves as a Sub-Adviser to the portion of the assets of the Emerging Markets Equity Fund allocated to LGIM. LGIM is a wholly-owned subsidiary of Lloyd George Management
(BVI) Ltd. and was founded in 1991. Robert Lloyd George is a principal owner of the firm and 67% is owned by current active employees.


MARTIN CURRIE INC.


    Martin Currie Inc. ("Martin Currie") serves as a Sub-Adviser to the portion of the assets of the International Equity Fund. Martin Currie is a wholly-owned subsidiary of Martin Currie Ltd.


MORGAN STANLEY INVESTMENT MANAGEMENT INC.


    Morgan Stanley Investment Management Inc. ("MSIM Inc.") serves as a Sub-Adviser to the portion of the assets of the Emerging Markets Equity and International Equity Fund allocated to MSIM Inc. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley.

OECHSLE INTERNATIONAL ADVISORS



    Oechsle International Advisors ("Oechsle") serves as a Sub-Adviser for a portion of the assets of the International Equity Fund. Oechsle is controlled by Oechsle Group, LLC ("OIA Group"), which owns approximately 45% of Oechsle. The Executive Committee of OIA Group, whose members are L. Sean Roche, Steven P. Langer, S. Dee Keesler and Warren R. Walker, also exercises control of Oechsle. Each member of OIA Group owns less than 25% of the firm.


SALOMON BROTHERS ASSET MANAGEMENT INC


    Salomon Brothers Asset Management Inc ("SBAM") serves as a Sub-Adviser for a portion of the assets of the Emerging Markets Debt Fund. SBAM is a wholly-owned subsidiary of Salomon Brothers Holding Company Inc, which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. which is wholly-owned by Citigroup Inc.



    For each Fund, the following table shows (i) the dollar amount of fees paid to SIMC by the Funds; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2000, 2001, and 2002:



                                                          FEES PAID (000)              FEE WAIVERS (000)
                                                    ----------------------------  ----------------------------
FUND                                                09/30/00  09/30/01  09/30/02  09/30/00  09/30/01  09/30/02
----                                                --------  --------  --------  --------  --------  --------
International Equity Fund.........................  $12,821   $13,764    $X,XXX    $  274    $  369    $X,XXX
Emerging Markets Equity Fund......................  $10,954   $11,007    $X,XXX    $1,963    $2,270    $X,XXX
International Fixed Income Fund...................  $ 1,659   $ 1,756    $X,XXX    $  106    $    0    $X,XXX
Emerging Markets Debt Fund........................  $ 2,094   $ 2,927    $X,XXX    $1,265    $1,310    $X,XXX



    For each Fund, the following table shows (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended September 30, 2000, 2001, and 2002:



                                                         SUB-ADVISORY FEES            SUB-ADVISORY FEES
                                                            PAID (000)                   WAIVED (000)
                                                    ---------------------------  ----------------------------
FUND                                                09/30/00  09/30/01  9/30/02  09/30/00  09/30/01  09/30/02
----                                                --------  --------  -------  --------  --------  --------
International Equity Fund.........................   $7,637    $7,932   $X,XXX    $    0    $    0    $X,XXX
Emerging Markets Equity Fund......................   $9,226    $7,669   $X,XXX    $    0    $    0    $X,XXX
Emerging Markets Debt Fund........................   $2,766    $1,850   $X,XXX    $    0    $    0    $X,XXX


        DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trust has also adopted shareholder servicing plans for their Class A and Class I shares (each a "Service Plan" and collectively the "Service Plans"). Under the Service Plan for Class A shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan for Class I shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; and assisting clients in changing dividend options, account designations and addresses. Under each Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    The Trust has adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares of the International Equity Fund. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

                       TRUSTEES AND OFFICERS OF THE TRUST


    BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.



    MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.



    INTERESTED TRUSTEES.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1988) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1988)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


------------------------


* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Adviser and Distributor.

    INDEPENDENT TRUSTEES.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1988)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995; Trustee, The Fulcrum Trust (Allmerica Insurance). Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)-- Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia , April
1998-August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    BOARD STANDING COMMITTEES. The Board has established the following standing committees:



    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.



    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met [9] times in the most recently completed Trust fiscal year.



    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.



    BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues, related to the Investment Advisory Agreements.



    Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from the Adviser and each Sub-Adviser about: (a) the quality of the Adviser's and Sub-Advisers' investment management and other services; (b) the Adviser's and Sub-Advisers' investment management personnel; (c) the Adviser's and Sub-Advisers' operations and financial condition; (d) the Adviser's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Sub-Advisers' profitability from its Fund-related operations; (h) the Adviser's and Sub-Advisers' compliance systems; (i) the Adviser's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) the Adviser's and Sub-Advisers' reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

    At the meeting, representatives from the Adviser and Sub-Advisers presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Advisers' fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.



    Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year in consideration that: (i) the terms of the each Advisory Agreement are fair and reasonable; and (ii) the Adviser's and Sub-Advisers' fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Funds.



    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.



                                                                                         AGGREGAGE DOLLAR RANGE OF
NAME                                                DOLLAR RANGE OF FUND SHARES (FUND)*   SHARES (FUND COMPLEX)*
----                                                -----------------------------------  -------------------------
Mr. Nesher                                                        $XX,XXX                         $XX,XXX
Mr. Doran                                                         $XX,XXX                         $XX,XXX
Mr. Gooch                                                         $XX,XXX                         $XX,XXX
Mr. Storey                                                        $XX,XXX                         $XX,XXX
Mr. Sullivan                                                      $XX,XXX                         $XX,XXX
Ms. Greco                                                         $XX,XXX                         $XX,XXX


------------------------


*   Valuation date is December 31, 2002.



    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.



                                                                      PENSION OR          ESTIMATED
                                                                  RETIREMENT BENEFITS  ANNUAL BENEFITS  TOTAL COMPENSATION
                                                     AGGREGATE    ACCRUED AS PART OF        UPON        FROM THE TRUST AND
NAME                                                COMPENSATION     FUND EXPENSES       RETIREMENT       FUND COMPLEX*
----                                                ------------  -------------------  ---------------  ------------------
Mr. Nesher                                            $     0              N/A                  N/A          $      0
Mr. Doran                                             $     0              N/A                  N/A          $      0
Mr. Gooch                                             $XX,XXX              N/A                  N/A          $XXX,XXX
Mr. Storey                                            $XX,XXX              N/A                  N/A          $XXX,XXX
Mr. Sullivan                                          $XX,XXX              N/A                  N/A          $XXX,XXX
Ms. Greco                                             $XX,XXX              N/A                  N/A          $XXX,XXX



    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.



    TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

    Certain officers of the Trust also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Expedition Funds, First Focus Funds, Inc., HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is an open-end management investment company managed by SEI Investments Global Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by the Distributor.



    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1988)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.



    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.



    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of the Trust, 1998-2000. Vice President and Assistant Secretary of SEI Investments since January 1998. Vice Presidentand Secretary of the Adviser, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.



    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.



    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.



    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary (since 1988)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.



    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.



    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

                                  PERFORMANCE


    From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

    The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

    Yield = 2[((a-b)/cd + 1) TO THE POWER OF (6) - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    The 30-day yield for the International Fixed Income and Emerging Markets Debt Funds for the 30 day period ended September 30, 2002 were as follows:



FUND                                                          30-DAY YIELD
----                                                          ------------
International Fixed Income Fund -- Class A..................     XX.XX%
Emerging Markets Debt Fund -- Class A.......................     XX.XX%


CALCULATION OF TOTAL RETURN

    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF (n) = ERV, where P = a hypothetical initial investment of $1,000;
T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.


    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1 + T) TO THE POWER OF (n) = ATV SUB (D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions);
n = number of years; and ATV SUB (D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.



    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1 + T) TO THE POWER OF (n) = ATV SUB (DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV SUB
(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.



    HISTORICAL PERFORMANCE. Based on the foregoing, the average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the Funds was as follows for the one-year, five-year, ten-year and since inception periods ended September 30, 2002.



                                                            AVERAGE ANNUAL TOTAL RETURN
                                                      ---------------------------------------
                                                        ONE       FIVE                SINCE
  FUND (INCEPTION DATE)                                 YEAR      YEAR    TEN YEAR  INCEPTION
  ---------------------                               --------  --------  --------  ---------
  INTERNATIONAL EQUITY
    Class A (12/20/1989)
      BEFORE TAX....................................   XX.XX%    XX.XX%    XX.XX%    XX.XX%
    Class I (01/04/2002)
      BEFORE TAX....................................    *         *         *         *
    AFTER-TAX ON DISTRIBUTIONS**....................   XX.XX%    XX.XX%    XX.XX%    XX.XX%
    AFTER-TAX ON DISTRIBUTIONS AND REDEMPTION**.....   XX.XX%    XX.XX%    XX.XX%    XX.XX%

  EMERGING MARKETS EQUITY
    Class A (01/17/1995)
      BEFORE TAX....................................   XX.XX%    XX.XX%     *        XX.XX%
    Class Y
      BEFORE TAX....................................    *         *         *         *
    AFTER-TAX ON DISTRIBUTIONS**....................   XX.XX%    XX.XX%     *        XX.XX%
    AFTER-TAX ON DISTRIBUTIONS AND REDEMPTION**.....   XX.XX%    XX.XX%     *        XX.XX%

  INTERNATIONAL FIXED INCOME
    Class A (09/01/1993)
      BEFORE TAX....................................   XX.XX%    XX.XX%     *        XX.XX%
    AFTER-TAX ON DISTRIBUTIONS......................   XX.XX%    XX.XX%     *        XX.XX%
    AFTER-TAX ON DISTRIBUTIONS AND REDEMPTION.......   XX.XX%    XX.XX%     *        XX.XX%

  EMERGING MARKETS DEBT
    Class A (06/26/1997)
      BEFORE TAX....................................   XX.XX%     *         *        XX.XX%
    AFTER-TAX ON DISTRIBUTIONS......................   XX.XX%     *         *        XX.XX%
    AFTER-TAX ON DISTRIBUTIONS AND REDEMPTION.......   XX.XX%     *         *        XX.XX%

  TAX-MANAGED INTERNATIONAL EQUITY
    Class A
      BEFORE TAX....................................    *         *         *         *
    AFTER-TAX ON DISTRIBUTIONS......................    *         *         *         *
    AFTER-TAX ON DISTRIBUTIONS AND REDEMPTION.......    *         *         *         *


------------------------

*   Not in operation during period.

** After-tax returns are shown for Class A only. After-tax returns for other classes will vary.

                       PURCHASE AND REDEMPTION OF SHARES


    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by the Administrator pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.



    Information about the market value of each portfolio security may be obtained by the Administrator from an independent pricing service. The pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Fund securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.


    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SIMC's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer.

    SIMC will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise;
(4) such securities are traded on the American Stock Exchange, the NYSE or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or,if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.


    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodians are not open for business. Currently, the following holidays are observed by the
Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

    Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

    Certain shareholders in one or more of the Funds may obtain asset allocation services from the Adviser and other financial intermediaries with respect to their investments in such Fund's if a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that the Adviser is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

                                     TAXES

QUALIFICATION AS A RIC

    The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

    In order to qualify for treatment as a regulated investment company ("RIC") under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks or securities ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

    If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

    If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    The use of hedging strategies, such as entering into forward foreign currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Fund. These complex tax rules also could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer to a Fund's ability to recognize losses. Income from foreign currencies, and income from transactions in forward contracts that are directly related to a Fund's business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss that you realize upon the redemption of the Fund's shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

    If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

    With respect to investments in STRIPS, TR's, TIGR's, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

    Because the Fund's income is derived primarily from investments in foreign rather than domestic U.S. securities, no portion of its distributions will generally be eligible for the dividends-received deduction.

    Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Many states grant tax-free status to ordinary income distributions that the Fund pays to you which are derived from interest on direct obligations of the U.S. government. Some states have minimum investment requirements for this tax-free status that must be met by the Fund. Investments in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase requirements collateralized by U.S. government securities do not generally qualify for state tax-free treatment. The rules or exclusion of this income are different for corporate shareholders. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding the state and local tax consequences of investments in a Fund.

FOREIGN TAXES

    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

    Most Foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxed to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to your. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing brokerage orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may cause the Trust to select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

    Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless transactions, in accordance with applicable SEC guidelines.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Advisory and Sub-Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

    In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

    From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, each adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

    In connection with transactions effected for Funds operating within the "manager of managers" structure, SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.


    For the fiscal year ended September 30, 2000, 2001, and 2002, the Funds paid the following brokerage fees:


                                                                              TOTAL $ AMOUNT
                                             TOTAL $ AMOUNT                    OF BROKERAGE
                                              OF BROKERAGE                     COMMISSIONS
                                               COMMISSION                        PAID TO
                                                  PAID                          AFFILIATES
                                                 (000)                            (000)
                                     ------------------------------   ------------------------------
FUND                                   2000       2001       2002       2000       2001       2002
----                                 --------   --------   --------   --------   --------   --------
International Equity Fund..........   $6,717     $9,046      $ X        $  0      $1,167      $ X
Emerging Markets Equity Fund.......   $7,424     $8,446      $ X        $622      $1,024      $ X
International Fixed Income Fund....   $    0     $    0      $ X        $  0      $    0      $ X
Emerging Markets Debt Fund.........   $    0     $    0      $ X        $  0      $    0      $ X
Tax-Managed International Equity
  Fund.............................        *          *        *           *           *        *


                                               % OF TOTAL                        % TOTAL
                                               BROKERAGE                         BROKERED
                                              COMMISSIONS                      TRANSACTIONS
                                                PAID TO                      EFFECTED THROUGH
                                               AFFILIATES                       AFFILIATES
                                     ------------------------------   ------------------------------
FUND                                   2000       2001       2002       2000       2001       2002
----                                 --------   --------   --------   --------   --------   --------
International Equity Fund..........     0%        13%         X%         0%        15%         X%
Emerging Markets Equity Fund.......     8%        12%         X%         0%        12%         X%
International Fixed Income Fund....     0%         0%         X%         0%         0%         X%
Emerging Markets Debt Fund.........     0%         0%         X%         0%         0%         X%
Tax-Managed International Equity
  Fund.............................     *          *          *          *          *          *


------------------------

*   Not in operation during such period.


    The portfolio turnover rates for each Fund for the fiscal years ended September 30, 2001 and 2002, were as follows:



                                                                 TURNOVER RATE
                                                              -------------------
FUND                                                            2001       2002
----                                                          --------   --------
International Equity Fund...................................     91%        X%
Emerging Markets Equity Fund................................    126%        X%
International Fixed Income Fund.............................    235%        X%
Emerging Markets Debt Fund..................................    196%        X%
Tax-Managed International Equity Fund.......................      *         *


------------------------

*   Not in operation during such period.

    The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2002, the Trust held securities from the following issuers:



                                       TYPE OF
FUND                                   SECURITY                      NAME OF ISSUER           AMOUNT (000)
----                                   --------                      --------------           ------------
                                       [Equity/Debt/Repurchase
International Equity Fund............  Agreement]                                                XX,XXX
                                       [Equity/Debt/Repurchase
Emerging Markets Equity Fund.........  Agreement]                                                XX,XXX


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers, sub-advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with SEC, and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectuses for the Funds or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or
(ii) more than 50% of a Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of January 3, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. As of January 3, 2003, the Tax-Managed International Equity Fund had not commenced operations.


INTERNATIONAL EQUITY FUND--CLASS A:


                     NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
-----------------------------------------------------------  ----------------    ---------------
                                                               XXX,XXX,XXX           XX.XX%
SEI Private Trust Company
One Freedom Valley Drive
Oaks, PA 19403


INTERNATIONAL EQUITY FUND--CLASS I:


                      NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
------------------------------------------------------------  ----------------    ---------------
                                                                   XX,XXX              XXX%
SEI Private Trust Co. FBO Beneficial
  Life Ins. Co. Agent's Retirement Plan
c/o PFPC
Attn: RKU Dept.
9507 E. Frontage Road, Suite 200
Tampa, Florida 33607-1793


INTERNATIONAL FIXED INCOME FUND--CLASS A:


                      NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
------------------------------------------------------------  ----------------    ---------------
                                                                 XX,XXX,XXX           XX.XX%
SEI Private Trust Company
One Freedom Valley Drive
Oaks, PA 19403

EMERGING MARKETS EQUITY FUND--CLASS A:


                     NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
-----------------------------------------------------------  ----------------    ---------------
                                                               XXX,XXX,XXX           XX.XX%
SEI Trust Company
Attn: Jacqueline Esposito
530 East Swedesford Road
Wayne, PA 19087


EMERGING MARKETS DEBT FUND--CLASS A:


                      NAME AND ADDRESS                        NUMBER OF SHARES    PERCENT OF FUND
------------------------------------------------------------  ----------------    ---------------
                                                                 XX,XXX,XXX           XX.XX%
SEI Private Trust Company
One Freedom Valley Drive
Oaks, PA 19403


                                    EXPERTS


    The financial statements incorporated by reference into this Statement of Additional Information have been audited by __________________________, independent accountants as indicated in their report dated September 30, 2002 and are included herein in reliance upon the authority of said firm as experts in auditing and accounting and in giving said report. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.


                                   CUSTODIAN


    State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as Custodian for the assets of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. Wachovia, N.A., (formerly, Union National Bank), Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent of the Trust's assets.


                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                APPENDIX--DESCRIPTION OF CORPORATE BOND RATINGS

                          MOODY'S RATINGS DEFINITIONS

LONG TERM

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
      Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     STANDARD & POOR'S RATINGS DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditor's rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM

INVESTMENT GRADE

AAA   Debt rated 'AAA' has the highest rating assigned by S&P.
      Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payment are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c The letter 'C' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

------------------------

*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R. Not rated.

    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt ratings. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

    NOTE: The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

                    DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
      Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                           PART C: OTHER INFORMATION

Item 23.  EXHIBITS:


           (a)       Agreement and Declaration of Trust dated June 28, 1988 as originally filed with Registrant's Registration Statement on Form N-1A (File
                       No. 33-22821) filed with the Securities and Exchange Commission
                       ("SEC") on June 30, 1988, is herein incorporated by reference to
                       Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on
                       June 23, 1997.
           (b)(1)    Amended By-Laws dated February 20, 2001 are herein incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment No. 34 to
                       Registrant's Registration Statement on Form N-1A (File
                       Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2002.
           (c)       Not Applicable
           (d)(1)    Investment Advisory Agreement between Registrant and SEI Investments
                       Management Corporation ("SIMC") dated December 16, 1994 is herein incorporated by reference to Exhibit 5(e) of Post-Effective
                       Amendment No. 19 to Registrant's Registration Statement on Form
                       N-1A, filed on April 28, 1995.
           (d)(2)    Form of Schedule to Investment Advisory Agreement between Registrant and SIMC with respect to the International Fixed Income Fund is filed herewith.
           (d)(3)    Investment Sub-Advisory Agreement between SIMC and BlackRock
                       International Ltd. dated December 13, 1999 with respect to the
                       International Equity Fund is herein incorporated by reference to
                       Exhibit (d)(32) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed on
                       January 27, 2000.
           (d)(4)    Investment Sub-Advisory Agreement between SIMC and Capital Guardian
                       Trust Company dated June 29, 1998 with respect to the International
                       Equity Fund is herein incorporated by reference to Exhibit (d)(24)
                       of Post-Effective Amendment No. 26 to Registrant's Registration
                       Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                       November 25, 1998.
           (d)(5)    Investment Sub-Advisory Agreement between SIMC and JF International
                       Management, Inc. dated October 11, 2000 with respect to the
                       International Equity Fund, is herein incorporated by reference to
                       Exhibit (d)(37) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed on
                       January 26, 2001.
           (d)(6)    Investment Sub-Advisory Agreement between SIMC and Martin Currie Inc.
                       dated September 28, 2000 with respect to the International Equity
                       Fund is herein incorporated by reference to Exhibit (d)(38) of
                       Post-Effective Amendment No. 32 to Registrant's Registration
                       Statement on Form N-1A (File No. 33-22821), filed on January 26,
                       2001.
           (d)(7)    Investment Sub-Advisory Agreement between SIMC and Morgan Stanley
                       Investment Management Inc. dated October 1, 2001 with respect to the
                       International Equity Fund is herein incorporated by reference to
                       Exhibit (d)(39) of Post-Effective Amendment No. 34 to Registrant's
                       Registration Statement on Form N-1A (File Nos. 33-22821 and
                       811-5601), filed with the SEC on January 28, 2002.
           (d)(8)    Investment Sub-Advisory Agreement between SIMC and Oechsle
                       International Advisors dated June 22, 1999 with respect to the
                       International Equity Fund is herein incorporated by reference to
                       Exhibit (d)(33) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed on
                       January 27, 2000.

           (d)(9)    Investment Sub-Advisory Agreement between SIMC and Alliance Capital
                       Management L.P. dated June 26, 2002 with respect to the Emerging
                       Markets Equity Fund is filed herewith.
           (d)(10)   Investment Sub-Advisory Agreement between SIMC and The Boston Company
                       Asset Management dated September 18, 2000 with respect to the
                       Emerging Markets Equity Fund is herein incorporated by reference to
                       Exhibit (d)(36) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed on
                       January 26, 2001.
           (d)(11)   Investment Sub-Advisory Agreement between SIMC and Lloyd George
                       Investment Management (Bermuda) Limited dated September 16, 2002 with respect to the Emerging Markets Equity Fund is filed herewith.
           (d)(12)   Investment Sub-Advisory Agreement between SIMC and Morgan Stanley
                       Asset Management Inc. dated September 15, 1998 with respect to the
                       Emerging Markets Equity Fund is herein incorporated by reference to
                       Exhibit (d)(28) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 25, 1998.
           (d)(13)   Form of Investment Sub-Advisory Agreement between SIMC, Fischer
                       Francis Trees & Watts, Inc., Fischer Francis Trees & Watts, Fischer
                       Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis
                       Trees & Watts Kabushiki Kaisha, with respect to the International
                       Fixed Income Fund is filed herewith.
           (d)(14)   Investment Sub-Advisory Agreement between SIMC and Salomon Brothers
                       Asset Management Inc. dated March 31, 1997 with respect to the
                       Emerging Markets Debt Fund is herein incorporated by reference to
                       Exhibit (d)(31) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed on
                       January 27, 2000.
           (e)       Amended and Restated Distribution Agreement between Registrant and SEI
                       Investments Distribution Co. dated September 16, 2002 is filed herewith.
           (f)       Not Applicable
           (g)(1)    Custodian Agreement between Registrant and State Street Bank and Trust
                       Company as originally filed as Exhibit (8) to Post-Effective
                       Amendment No. 1 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-22821), filed with the SEC on September 16, 1998, is herein incorporated by reference to Exhibit 8(a) of Post-Effective
                       Amendment No. 23, filed with the SEC on June 23, 1997.
           (h)(1)    Amended and Restated Administration and Transfer Agency Agreement
                       between Registrant and SIMC dated September 16, 2002 is filed herewith.
           (h)(2)    Shareholder Service Plan and Agreement with respect to the Class A shares is herein incorporated by reference to Exhibit 15(e) of
                       Post-Effective Amendment No. 22 to Registrant's Registration
                       Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                       April 8, 1997.
           (h)(3)    Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(5) of
                       Post-Effective Amendment No. 30 to Registrant's Registration
                       Statement on Form N-1A (File No. 33-22821), filed on June 30, 2000.
           (h)(4)    Administrative Services Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(6) of
                       Post-Effective Amendment No. 34 to Registrant's Registration
                       Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2002.
           (i)       Opinion and Consent of Counsel to be filed by later amendment.
           (j)       Not Applicable
           (k)       Not Applicable
           (l)       Not Applicable

           (m)       Not Applicable.
           (n)       Amended and Restated Rule 18f-3 Multiple Class Plan relating to
                       Class A, I and Y shares dated June 26, 2002 is filed herewith.
           (o)       Not Applicable.
           (p)(1)    The Code of Ethics for SEI Investments Company dated April, 2000 is herein incorporated by reference to Exhibit (p)(4) of Post-Effective
                       Amendment No. 42 of SEI Daily Income Trust's Registration Statement
                       on Form N-1A (File Nos. 2-77048 and 811-3451), filed with the SEC on
                       May 30, 2000 (Accession #0000912057-00-026756).
           (p)(2)    The Code of Ethics for SEI Institutional International Trust dated
                       March 20, 2000 is herein incorporated by reference to
                       Exhibit (p)(2) of Post-Effective Amendment No. 30 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-22821), filed on
                       June 30, 2000.
           (p)(3)    The Code of Ethics for BlackRock International Ltd. as amended in
                       2001, is herein incorporated by reference to Exhibit (p)(4) of
                       Post-Effective Amendment No. 34 to Registrant's Registration
                       Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2002.
           (p)(4)    The Code of Ethics for Capital Guardian Trust Company dated
                       September 30, 2002 is filed herewith.
           (p)(5)    The Code of Ethics for Morgan Stanley Investment Management Inc. dated
                       August 16, 2002 is filed herewith.
           (p)(6)    The Code of Ethics for Oechsle International Advisors dated
                       February 15, 2002 is filed herewith.
           (p)(7)    The Code of Ethics for Salomon Brothers Asset Management Inc is herein incorporated by reference to Exhibit (p)(11) of Post-Effective
                       Amendment No. 30 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-22821), filed on June 30, 2000.
           (p)(8)    The Code of Ethics for The Boston Company Asset Management is herein incorporated by reference to Exhibit (p)(8) of Post-Effective
                       Amendment No. 6 of SEI Institutional Investment Trust's Registration
                       Statement on Form N-1A (File No. 33-58041), filed with the SEC on
                       September 28, 2000 (Accession # 0000912057-00-043038).
           (p)(9)    The Code of Ethics for JF International Management, Inc. dated
                       September 30, 2002 is filed herewith.
           (p)(10)   The Code of Ethics for Martin Currie Inc. is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 6 of
                       SEI Institutional Investment Trust's Registration Statement on
                       Form N-1A (File No. 33-58041), filed with the SEC on September 28,
                       2000 (Accession # 0000912057-00-043038).
           (p)(11)   The Code of Ethics for Lloyd George Investment Management (Bermuda)
                       Limited is herein incorporated by reference to Exhibit (p)(16) of
                       Post-Effective Amendment No. 10 to SEI Institutional Investments
                       Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and
                       811-7257), filed with the SEC on September 30, 2002 (Accession #
                       0000912057-02-037245).
           (p)(12)   The Code of Ethics for Alliance Capital Management L.P. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective
                       Amendment No. 10 to SEI Institutional Investments Trust's
                       Registration Statement on Form N-1A (File Nos. 33-58041 and
                       811-7257), filed with the SEC on September 30, 2002
                       (Accession # 0000912057-02-037245).

           (p)(13)   The Code of Ethics for Fischer Francis Trees & Watts, Inc. is herein incorporated by reference to Exhibit (p)(13) of Post-Effective
                       Amendment No. 10 to SEI Institutional Investments Trust's
                       Registration Statement on Form N-1A (File Nos. 33-58041 and
                       811-7257), filed with the SEC on September 30, 2002
                       (Accession # 0000912057-02-037245).
           (q)       Powers of Attorney for Robert A. Nesher, William M. Doran, James R.
                       Foggo, F. Wendell Gooch, Rosemarie B. Greco, George J. Sullivan,
                       Jr., James M. Storey, and Edward D. Loughlin are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 43 of SEI
                       Daily Income Trust's Registration Statement on Form N-1A (File
                       Nos. 2-77048 and 811-3451) filed with the SEC on January 22, 2001.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


    See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.


Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:


ALLIANCE CAPITAL MANAGEMENT L.P.



    Alliance Capital Management, L.P. ("Alliance") is a sub-adviser to the Registrant's Emerging Markets Equity Fund. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management                 --                             --
Holding L.P.
Limited Partner of Alliance
Capital

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management    Alliance Capital Management    General Partner
Corporation ("ACMC")           Holding L.P.
General Partner of
Alliance Capital

The Equitable Life Assurance                --                             --
Society of the United States
("ELAS")
Parent of General Partner

AXA Financial, Inc.                         --                             --
("AXF")
Parent of ELAS

David Remson Brewer, Jr.       ACMC                           Director/Executive Officer
Sr. Vice President & General
Counsel

Donald Hood Brydon             AXA Investment Managers S.A.   Chairman & Chief Executive
Director                                                      Officer

Bruce William Calvert          AXA                            Director
Chairman of the Board & CEO

                               ELAS                           Director

                               ACMC                           Director/Executive Officer

Henri de Castries              AXA                            Chairman, Management Board
Director

                               ELAS                           Director

                               AXF                            Chairman of the Board

                               ACMC                           Director/Executive Officer

John Donato Carifa             ACMC                           Director/Executive Officer
President, COO, Director

Christopher M. Condron         AXF                            Director, President, Chief
Director                                                      Executive Officer

                               ELAS                           Chairman, CEO

Denis Duverne                  AXA                            Group Executive Vice
Director                                                      President Finance, Control
                                                              and Strategy

                               ACMC                           Director/Executive Officer

Richard S. Dziadzio            ACMC                           Director/Executive Officer
Director

Alfred Harrison                ACMC                           Director/Executive Officer
Vice Chairman/Director

Roger Hertog                   ACMC                           Director/Executive Officer
Vice Chairman/Director

Benjamin Duke Holloway         Continental Companies          Financial Consultant
Director

                               ACMC                           Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Henry Joseph, Jr.       ACMC                           Director/Executive Officer
Sr. Vice President, CFO

W. Edwin Jarmain               Jarmain Group Inc.             President
Director

Lewis A. Sanders               ACMC                           Director/Executive Officer
Vice Chairman, Chief
Investment Officer

Peter J. Tobin                 St. John's University          Dean
Director                       Tobin College of Business
                               Administration

Peter D. Noris                 AXF                            Executive Vice President,
Director                                                      Chief Investment Officer

                               ELAS                           Executive Vice President,
                                                              Chief Investment Officer

                               ACMC                           Director/Executive Officer

Gerald M. Lieberman            ACMC                           Director/Executive Officer
Executive Vice President,
Finance and Operations

Frank Savage                   Savage Holdings LLC            Chief Executive Officer
Director

                               ACMC                           Director

Stanley B. Tulin               AXF                            Vice Chairman & Chief
Director                                                      Financial Officer

                               ACMC                           Director/Executive Officer

                               ELAS                           Vice Chairman & CFO

Dave Harrel Williams           White Williams Private Equity  Director
Chairman Emeritus              Partners GmbH

                               ACMC                           Director

Kathleen A. Corbet             ACMC                           Director/Executive Officer
Executive Vice President &
CEO, Alliance Fixed Income
Investors

Lorie Slutsky                  The New York Community Trust   President
Director

Andrew Adelson                 ACMC                           Executive Officer
Senior Vice President & Chief
Investment Officer

John Blundin                   ACMC                           Executive Officer
Executive Vice President

Marilyn Fedak                  ACMC                           Executive Officer
Senior Vice President & Chief
Investment Officer

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Thomas S. Hexner               ACMC                           Executive Officer
Executive Vice President

Michael Laughlin               ACMC                           Executive Officer
Executive Vice President

Marc Mayer                     ACMC                           Executive Officer
Executive Vice President

James Reilly                   ACMC                           Executive Officer
Executive Vice President

Paul Rissman                   ACMC                           Executive Officer
Executive Vice President

Christopher Toub               ACMC                           Executive Officer
Executive Vice President

Lisa Shalett                   ACMC                           Executive Officer
Chairman/CEO of Sanford C.
Bernstein



BLACKROCK INTERNATIONAL LTD.



    BlackRock International Ltd. ("BlackRock International") is a sub-adviser for the Registrant's International Equity Fund. The principal address of BlackRock is 40 Torphichen Street, Edinburgh, EH3 8JB, Scotland, United Kingdom. BlackRock International is an investment adviser registered under the Advisers Act.



   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Paul L. Audet                  BlackRock Financial            Chief Financial Officer,
Chief Financial Officer &      Management, Inc.               Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                              Managing Director

                               BlackRock Institutional        Director
                               Management Corporation

                               BlackRock, Inc.                Chief Financial Officer,
                                                              Managing Director

Robert Peter Connolly          BlackRock, Inc.                Managing Director, General
Managing Director, General                                    Counsel & Secretary
Counsel & Secretary

                               BlackRock Financial            Managing Director, General
                               Management, Inc.               Counsel, Secretary

                               BlackRock Advisors, Inc.       Managing Director, General
                                                              Counsel, Secretary

                               BlackRock (Japan) Inc.         Managing Director, General
                                                              Counsel, Secretary

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Capital              Managing Director, General
                               Management, Inc.               Counsel & Secretary

                               BlackRock Institutional        Managing Director, General
                               Management Corporation         Counsel, Secretary

                               BlackRock Investments, Inc.    General Counsel, Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO
Chairman & CEO

                               BlackRock Financial            Chairman, CEO
                               Management, Inc.

                               BlackRock Advisors, Inc.       CEO

                               BlackRock (Japan) Inc.         Chairman, CEO

                               BlackRock Capital              CEO
                               Management, Inc.

                               BlackRock's Closed End Funds   Chairman

                               BlackRock Asia Limited         Chairman & CEO

                               Anthracite Capital, Inc.       Chairman

                               BlackRock Institutional        CEO
                               Management Corporation

                               BlackRock Investments, Inc.    Chairman & CEO

                               BlackRock Funds                President, Treasurer &
                                                              Trustee

Ralph L. Sclosstein            BlackRock, Inc.                President & Director
President and Director

                               BlackRock Financial            President & Director
                               Management, Inc.

                               BlackRock Advisors, Inc.       President & Director

                               BlackRock Institutional        President & Director
                               Management Corporation

                               BlackRock Capital              President & Director
                               Management, Inc.

                               BlackRock's Closed-End Funds   President & Director

                               BlackRock (Japan), Inc.        President & Director

                               BlackRock Asia Limited         President & Director

                               BlackRock Investments, Inc.    Director

                               BlackRock Provident            Chairman & President
                               Institutional Funds

Robert S. Kapito               BlackRock, Inc.                Vice Chairman
Vice Chairman and Director

                               BlackRock Financial            Vice Chairman & Director
                               Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman & Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Institutional        Vice Chairman & Director
                               Management Corporation

                               BlackRock Capital              Vice Chairman & Director
                               Management, Inc.

                               BlackRock (Japan), Inc.        Vice Chairman & Director

                               BlackRock Investments, Inc.    Vice Chairman & Director

Keith T. Anderson              BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Financial            Managing Director
                               Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock Institutional        Managing Director
                               Management Corporation

                               BlackRock Capital              Managing Director
                               Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director

                               BlackRock Investments, Inc.    Managing Director

Gordon Anderson                BlackRock, Inc.                Managing Director
Chief Operating Officer &
Managing Director

Albert Morillo                 BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Financial            Managing Director
                               Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director



THE BOSTON COMPANY ASSET MANAGEMENT



    The Boston Company Asset Management ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is One Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.



   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Francis Antin                  Mellon Growth Advisors LLC     President, CEO, Director
CEO, Director

                               Certus Asset Advisors          Director and Chairman
                               Corporation

                               Boston Safe Deposit and Trust  Senior Vice President
                               Company

                               TBCAM Holdings, LCC            Director

Corey Griffin COO,             Boston Safe Deposit and Trust  Senior Vice President
Director                       Company

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               TBCAM Holdings, LCC            Director

                               The Boston Company Asset       President and CEO
                               Management, LLC

Stephen Canter                 Dreyfus Corporation            President, CEO, COO,
Director                                                      Director, Chairman of the
                                                              Board

                               Dreyfus Investment             Chairman of the Board,
                               Advisors, Inc.                 Director, President

                               Dreyfus Trust Company          Director, Chairman,
                                                              President, CEO

                               Newton Management Limited      Director

                               Franklin Portfolio             Director
                               Associates, LLC

                               Franklin Portfolio             Director
                               Holdings, Inc.

                               TBCAM Holdings, LCC            Director

                               Mellon Capital Management      Director
                               Corp.

                               Mellon Equity Associates, LLP  Executive Committee

                               Mellon Bond Associates, LLP    Executive Committee

                               Founders Asset Management,     Member Board of Managers
                               LLC

John Nagoniak                  Franklin Portfolio Holdings    Chairman of the Board,
Director                       LLC                            Director

                               Mellon Equity Associates, LLP  Executive Committee

                               Mellon Bond Associates, LLP    Executive Committee

                               Certus Asset Advisors          Director
                               Corporation

                               TBCAM Holdings LLC             Director

                               Mellon Capital Management      Director
                               Corp.

                               Newton Investment Management   Director
                               Limited

                               Standish Mellon Asset          Member of Board of Managers
                               Management LLC

                               Standish Mellon Asset          Member of Board of Managers
                               Management Holdings LLC

Ronald O'Hanley                Mellon Financial Corporation   Vice Chairman
Director

                               Mellon Institutional Asset     President
                               Management

                               Boston Safe Deposit & Trust    Director
                               Company

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Mellon Growth Advisors         Director

                               Newton Asset Management        Director

                               Mellon Capital Management      Director

                               Standish Mellon Asset          Director
                               Management LLC

                               Certus Advisors                Director

                               Prime Advisors                 Director

                               Franklin Portfolio Associates  Director

                               Mellon Bond Associates         Director

                               Mellon Equity Associates       Director

                               TBCAM Holdings LLC             Director

D. Kirk Henry                  The Dreyfus Corporation        Portfolio Manager
Senior Vice President

                               Boston Safe Deposit & Trust    Senior Vice President
                               Company

                               The Boston Company Asset       Senior Vice President
                               Management, LLC

Carolyn Kedersha               The Dreyfus Corporation        Portfolio Manager

                               The Boston Company Asset       Senior Vice President
                               Management, LLC


CAPITAL GUARDIAN TRUST COMPANY

    Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of CGTC is 333 Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a California trust company and is exempt from registration under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew F. Barth                Capital Research and           Director
Director                       Management Company

                               Capital International          Director, President and
                               Research, Inc.                 Research Director

                               Capital Guardian Research      Director and President
                               Company

Michael D. Beckman             Capital Guardian Trust         Director
Director, Senior Vice          Company of Nevada
President and Treasurer

                               The Capital Group Companies    Director

                               Capital Guardian Research      Treasurer
                               Company

                               Capital Guardian               Treasurer
                               (Canada), Inc.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Capital International Asset    Director and President
                               Management, Inc.

                               Capital International          Director, President,
                               Financial Services, Inc.       Treasurer

                               Capital International Asset    Chief Financial Officer,
                               Management (Canada), Inc.      Secretary

                               Capital Group                  Senior Vice President
                               International, Inc.

Michael A. Burik               Capital International, Inc.    Senior Vice President and
Senior Vice President, Senior                                 Senior Counsel
Counsel

                               Capital International          Vice President, Secretary
                               Financial Services, Inc.

Elizabeth A. Burns                          --                             --
Senior Vice President

Larry P. Clemmensen            American Funds                 Director
Director                       Distributors, Inc.

                               American Funds Service         Director, Chairman
                               Company

                               The Capital Group              Director, President
                               Companies, Inc.

                               Capital Management             Director, President
                               Services, Inc.

                               Capital Research and           Director, Senior Vice
                               Management Company             President

                               Capital Strategy, Inc.         Treasurer

Kevin G. Clifford              American Funds                 Director, President
Director                       Distributors, Inc.

                               The Capital Group Companies    Director

Roberta A. Conroy              Capital International, Inc.    Senior Vice President, Senior
Director, Senior Vice                                         Counsel and Secretary
President and Senior Counsel

                               Capital Group                  Secretary
                               International, Inc.

John B. Emerson                Capital Guardian Trust         Director, President
Senior Vice President          Company, a Nevada Corporation

Michael R. Ericksen            Capital International Limited  Director, Senior Vice
Director, Senior Vice                                         President
President

David I. Fisher                Capital International, Inc.    Director, Vice Chairman
Director, Chairman

                               Capital International Limited  Director, Vice Chairman

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Capital International K.K.     Director, Vice Chairman

                               Capital Group                  Director, Chairman
                               International, Inc.

                               Capital International Limited  Director, President
                               (Bermuda)

                               The Capital Group              Director
                               Companies, Inc.

                               Capital International          Director
                               Research, Inc.

                               Capital Group Research, Inc.   Director

                               Capital International          Director
                               Research and Management
                               Company

Clive N. Gershon                            --                             --
Senior Vice President

Richard N. Havas               Capital International, Inc.    Senior Vice President
Senior Vice President

                               Capital International Limited  Senior Vice President

                               Capital International          Senior Vice President
                               Research, Inc.

                               Capital Guardian               Director, Senior Vice
                               (Canada), Inc.                 President

                               Capital International Asset    Director
                               Management (Canada), Inc.

Frederick M. Huges, Jr.                     --                             --
Senior Vice President

Mary M. Humphrey                            --                             --
Senior Vice President

William H. Hurt                Capital Guardian Trust         Director, Chairman
Director, Senior Vice          Company, a Nevada Corporation
President

                               Capital Strategy               Director, Chairman
                               Research, Inc.

Peter C. Kelly                 Capital International, Inc.    Director, Senior Vice
Senior Vice President, Senior                                 President
Counsel

Charles A. King                             --                             --
Senior Vice President

Robert G. Kirby                The Capital Group              Senior Partner
Chairman Emeritus              Companies, Inc.

Nancy J. Kyle                  Capital Guardian               Director and President
Director, Senior Vice          (Canada), Inc.
President

Karin L. Larson                The Capital Group              Director
Director                       Companies, Inc.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Capital Group Research, Inc.   Director, Chairperson, and
                                                              President

                               Capital Guardian Research      Director, Chairperson
                               Company

                               Capital International          Director, Chairperson
                               Research, Inc.

Lianne K. Mair                              --                             --
Senior Vice President

Shelby Notkin                  Capital Guardian Trust         Director
Senior Vice President          Company, a Nevada Corporation

Michael E. Nyeholt                          --                             --
Senior Vice President

Mary M. O'Hern                 Capital International Limited  Senior Vice President
Senior Vice President

                               Capital International, Inc.    Vice President

Jeffrey C. Paster                           --                             --
Senior Vice President

Robert V. Pennigton                         --                             --
Senior Vice President

Jason Pilalas                  Capital International          Senior Vice President
Director                       Research, Inc.

Paula B. Pretlow                            --                             --
Senior Vice President

George L. Romine, Jr.                       --                             --
Senior Vice President

Robert Ronus                   Capital Guardian               Director, Chairman
Director, President            (Canada), Inc.

                               The Capital Group              Director
                               Companies, Inc.

                               Capital Group                  Director
                               International, Inc.

                               Capital International, Inc.    Senior Vice President

                               Capital International Limited  Director

                               Capital International S.A.     Director

James F. Rothenberg            American Funds                 Director
Director                       Distributors, Inc.

                               American Funds Service         Director
                               Company

                               The Capital Group Companies,   Director, President
                               Inc.

                               Capital Group Research, Inc.   Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Capital Management             Director
                               Services, Inc.

                               Capital Research and           Director and President
                               Management, Inc.

Theodore R. Samuels            Capital Trust Company, a       Director
Director, Senior Vice          Nevada Corporation
President

Lionel A. Sauvage              Capital International, Inc.    Senior Vice President
Director, Senior Vice
President

John H. Seiter                 The Capital Group Companies    Director
Director, Executive Vice
President

Karen L. Sexton                             --                             --
Senior Vice President

Eugene P. Stein                             --                             --
Director, Executive Vice
President

Andrew P. Stenovec                          --                             --
Senior Vice President

Philip A. Swan                              --                             --
Senior Vice President

Shaw B. Wagener                The Capital Group Companies,   Director
Director                       Inc.

                               Capital International          Director
                               Management Company, S.A.

                               Capital International, Inc.    Director, President

                               Capital Group                  Director, Senior Vice
                               International, Inc.            President

Eugene M. Waldron                           --                             --
Senior Vice President

Joanne Weckbacher                           --                             --
Senior Vice President



FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES



ADVISER -- FISCHER FRANCIS TREES & WATTS, INC.



      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Liaquat Ahamed                 Charter Atlantic Corporation   Chief Executive Officer and
Chief Executive Officer,                                      Director
Chief
Investment Officer and
Director

                               Fischer Francis Trees & Watts  Chief Executive Officer

Stephen Casper                 Charter Atlantic Corporation   Chief Operating Officer,
Chief Operating Officer,                                      Chief Financial Officer and
Chief                                                         Director
Financial Officer and
Director

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               FFTW Diversified Alpha Fund    Director
                               Ltd

                               FFTW Emerging Markets Debt     Director
                               Fund plc

                               FFTW Funds Inc.                Director

                               FFTW Funds Selection           Director

                               FFTW Funds Selection II        Director

                               FFTW Global Debt Fund plc      Director

                               FFTW Mortgage LIBOR            Director
                               Fund plc*

                               FFTW Mortgage Total Return     Director
                               Fund plc

                               Fischer Francis Trees & Watts  Chief Operating Officer and
                                                              Chief Financial Officer

                               Fischer Francis Trees & Watts  Director
                               (Singapore) Pte Ltd

                               Fischer Francis Trees & Watts  Statutory Auditor
                               KK

                               The Depository Trust &         Director
                               Clearing Corporation

                               The Depository Trust Company   Director

                               The Emerging Markets Clearing  Director
                               Corporation

                               The Government Securities      Director
                               Clearing Corporation

                               The National Securities        Director
                               Clearing Corporation

Stephen Constantine            Charter Atlantic Corporation   Director
Director

                               BrokerTec Futures Exchange     Director
                               LLC

O. John Olcay                  Charter Atlantic Corporation   Director
Director

                               FFTW Emerging Markets Debt     Chairman of the Board of
                               Fund plc                       Directors

                               FFTW Funds Inc.                Chairman of the Board of
                                                              Directors and Chief Executive
                                                              Officer

                               FFTW Funds Selection           Chairman of the Board of
                                                              Directors

                               FFTW Funds Selection II        Chairman of the Board of
                                                              Directors

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               FFTW Global Debt Fund plc      Chairman of the Board of
                                                              Directors

                               FFTW Mortgage LIBOR Fund plc*  Chairman of the Board of
                                                              Directors

                               FFTW Mortgage Total Return     Chairman of the Board of
                               Fund plc                       Directors

                               Fischer Francis Trees & Watts  Chairman of the Board of
                               (Singapore) Pte Ltd            Directors

                               Fischer Francis Trees & Watts  Chairman of the Board of
                               KK                             Directors

Vivien Levy-Garboua            BNP Paribas (Luxembourg) S.A.  President
Director

                               BNP Paribas (Suisse) S.A.      Administrateur

                               BNP Paribas (UK)               President

                               BNP Paribas Asset Management   Member of the Executive
                               Group                          Committee and Head of Asset
                                                              Management Services

                               BNP Paribas Immobilier         Representant Cimoxi,
                                                              Administrateur

                               BNP Paribas Private Bank,      President
                               Paris

                               BNP Paribas Securities         Vice President du Conseil de
                               Services                       Surveillance

                               CARDIF                         Representant permanent BNP
                                                              Paribas

                               Charter Atlantic Corporation   Director

                               COFICEM                        Membre du Conseil
                                                              d'Administration

                               KLEPIERRE                      President du Conseil de
                                                              Surveillance

                               Meunier Promotion              President du Conseil de
                                                              Surveillance

                               NATIO VIE                      Vice President du Conseil de
                                                              Surveillance

                               OGDI                           President du Conseil
                                                              d'Administration

                               Presses Universitaries de      Membre du Conseil de
                               France                         Surveillance

                               SEGECE                         Representant permanent BNP
                                                              Paribas

                               U.E.B (Switzerland) Geneve     President

Gilles de Vaugrigneuse         Charter Atlantic Corporation   Director
Director

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BNP Paribas Asset Management   Chairman and Chief Executive
                               Group                          Officer

Stephen C. Francis             Charter Atlantic Corporation   Vice Chairman of the Board of
Vice Chairman of the Board of                                 Directors
Directors

                               Fischer Francis Trees & Watts  Managing Director

                               Fischer Francis Trees & Watts  Director
                               (Singapore) Pte Ltd

                               VaxGen Inc.                    Director

Simon Hard                     Charter Atlantic Corporation   Director
Director

                               Fischer Francis Trees & Watts  Vice Chairman
                               KK

Robin S. Meister Chief Legal   Charter Atlantic Corporation   Chief Legal and Risk Officer,
and Risk Officer, Secretary                                   Secretary of the Board of
of the Board of Directors                                     Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                               KK

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                               (Singapore) Pte Ltd

John H. Watts                  Charter Atlantic Corporation   Chairman of the Board of
Chairman of the Board of                                      Directors
Directors

                               BNP Paribas Asset Management   Director

                               The National Park Foundation   Director

                               The League of Conservation     Director
                               Voters

                               Rober College of Istanbul      Director



SUB-ADVISER: FISCHER FRANCIS TREES & WATTS



      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Liaquat Ahamed                 Charter Atlantic Corporation   Chief Executive Officer and
Chief Executive Officer                                       Director

                               Fischer Francis Trees & Watts  Chief Executive Officer,
                               Inc.                           Chief Investment Officer and
                                                              Director

Stephen Casper                 Charter Atlantic Corporation   Chief Operating Officer,
Chief Operating Officer and                                   Chief Financial Officer and
Chief Financial Officer                                       Director

                               FFTW Diversified Alpha Fund    Director
                               Ltd

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               FFTW Emerging Markets Debt     Director
                               Fund plc

                               FFTW Funds Inc.                Director

                               FFTW Funds Selection           Director

                               FFTW Funds Selection II        Director

                               FFTW Global Debt Fund plc      Director

                               FFTW Mortgage LIBOR Fund plc*  Director

                               FFTW Mortgage Total Return     Director
                               Fund plc

                               Fischer Francis Trees & Watts  Chief Operating Officer,
                               Inc.                           Chief Financial Officer and
                                                              Director

                               Fischer Francis Trees & Watts  Director
                               (Singapore) Pte Ltd

                               Fischer Francis Trees & Watts  Statutory Auditor
                               KK

                               The Depository Trust &         Director
                               Clearing Corporation

                               The Depository Trust Company   Director

                               The Emerging Markets Clearing  Director
                               Corporation

                               The Government Securities      Director
                               Clearing Corporation

                               The National Securities        Director
                               Clearing Corporation

Stephen C. Francis             Charter Atlantic Corporation   Vice Chairman of the Board of
Managing Director                                             Directors

                               Fischer Francis Trees & Watts  Vice Chairman of the Board of
                               Inc.                           Directors

                               Fischer Francis Trees & Watts  Director
                               (Singapore) Pte Ltd

                               VaxGen Inc.                    Director

Robin S. Meister               Charter Atlantic Corporation   Chief Legal and Risk Officer,
Chief Legal and Risk Officer                                  Secretary of the Board of
                                                              Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer,
                               Inc.                           Secretary of the Board of
                                                              Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                               KK

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                               (Singapore) Pte Ltd

SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS (SINGAPORE) PTE LTD



      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stephen P. Casper              Charter Atlantic Corporation   Chief Operating Officer,
Director                                                      Chief Financial Officer and
                                                              Director

                               FFTW Diversified Alpha Fund    Director
                               Ltd

                               FFTW Emerging Markets Debt     Director
                               Fund plc

                               FFTW Funds Inc.                Director

                               FFTW Funds Selection           Director

                               FFTW Funds Selection II        Director

                               FFTW Global Debt Fund plc      Director

                               FFTW Mortgage LIBOR Fund plc*  Director

                               FFTW Mortgage Total Return     Director
                               Fund plc

                               Fischer Francis Trees & Watts  Chief Operating Officer and
                                                              Chief Financial Officer

                               Fischer Francis Trees & Watts  Chief Operating Officer,
                               Inc.                           Chief Financial Officer and
                                                              Director

                               Fischer Francis Trees & Watts  Statutory Auditor
                               KK

                               The Depository Trust &         Director
                               Clearing Corporation

                               The Depository Trust Company   Director

                               The Emerging Markets Clearing  Director
                               Corporation

                               The Government Securities      Director
                               Clearing Corporation

                               The National Securities        Director
                               Clearing Corporation

Roy Wei-Chien Diao
Director

Stephen C. Francis             Charter Atlantic Corporation   Vice Chairman of the Board of
Director                                                      Directors

                               Fischer Francis Trees & Watts  Managing Director

                               Fischer Francis Trees & Watts  Vice Chairman of the Board of
                               Inc.                           Directors

                               VaxGen Inc.                    Director

Robin S. Meister               Charter Atlantic Corporation   Chief Legal and Risk Officer,
Chief Legal and Risk Officer                                  Secretary of the Board of
                                                              Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer,
                               Inc.                           Secretary of the Board of
                                                              Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                               KK

O. John Olcay                  Charter Atlantic Corporation   Director
Chairman of the Board of
Directors

                               FFTW Emerging Markets Debt     Chairman of the Board of
                               Fund plc                       Directors

                               FFTW Funds Inc.                Chairman of the Board of
                                                              Directors and Chief Executive
                                                              Officer

                               FFTW Funds Selection           Chairman of the Board of
                                                              Directors

                               FFTW Funds Selection II        Chairman of the Board of
                                                              Directors

                               FFTW Global Debt Fund plc      Chairman of the Board of
                                                              Directors

                               FFTW Mortgage LIBOR Fund plc*  Chairman of the Board of
                                                              Directors

                               FFTW Mortgage Total Return     Chairman of the Board of
                               Fund plc                       Directors

                               Fischer Francis Trees & Watts  Director
                               Inc.

                               Fischer Francis Trees & Watts  Chairman of the Board of
                               KK                             Directors



SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS KK



      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stephen P. Casper              Charter Atlantic Corporation   Chief Operating Officer,
Statutory Auditor                                             Chief Financial Officer and
                                                              Director

                               FFTW Diversified Alpha Fund    Director
                               Ltd

                               FFTW Emerging Markets Debt     Director
                               Fund plc

                               FFTW Funds Inc.                Director

                               FFTW Funds Selection           Director

                               FFTW Funds Selection II        Director

                               FFTW Global Debt Fund plc      Director

                               FFTW Mortgage LIBOR Fund plc*  Director

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               FFTW Mortgage Total Return     Director
                               Fund plc

                               Fischer Francis Trees & Watts  Chief Operating Officer and
                                                              Chief Financial Officer

                               Fischer Francis Trees & Watts  Chief Operating Officer,
                               Inc.                           Chief Financial Officer and
                                                              Director

                               Fischer Francis Trees & Watts  Director
                               (Singapore) Pte Ltd.

                               The Depository Trust &         Director
                               Clearing Corporation

                               The Depository Trust Company   Director

                               The Emerging Markets Clearing  Director
                               Corporation

                               The Government Securities      Director
                               Clearing Corporation

                               The National Securities        Director
                               Clearing Corporation

Simon Hard                     Charter Atlantic Corporation   Director
Vice Chairman

                               Fischer Francis Trees & Watts  Director
                               Inc.

Ken Katayama
President and Representative
Director

Lawrence Krause                Korean Economic Institute of   Director
Director                       America

                               PriceSmart                     Director

Robin S. Meister               Charter Atlantic Corporation   Chief Legal and Risk Officer,
Chief Legal and Risk Officer                                  Secretary of the Board of
                                                              Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer,
                               Inc.                           Secretary of the Board of
                                                              Directors

                               Fischer Francis Trees & Watts  Chief Legal and Risk Officer
                               (Singapore) Pte Ltd

O. John Olcay                  Charter Atlantic Corporation   Director
Chairman of the Board of
Directors

                               FFTW Emerging Markets Debt     Chairman of the Board of
                               Fund plc                       Directors

                               FFTW Funds Inc.                Chairman of the Board of
                                                              Directors and Chief Executive
                                                              Officer

      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               FFTW Funds Selection           Chairman of the Board of
                                                              Directors

                               FFTW Funds Selection II        Chairman of the Board of
                                                              Directors

                               FFTW Global Debt Fund plc      Chairman of the Board of
                                                              Directors

                               FFTW Mortgage LIBOR Fund plc*  Chairman of the Board of
                                                              Directors

                               FFTW Mortgage Total Return     Chairman of the Board of
                               Fund plc                       Directors

                               Fischer Francis Trees & Watts  Director
                               Inc.

                               Fischer Francis Trees & Watts  Chairman of the Board of
                               (Singapore) Pte Ltd.           Directors



JF INTERNATIONAL MANAGEMENT INC.



    JF International Management Inc. ("JFIMI") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of JFIMI is 47/F, Jardine House, 1 Connaught Place, Hong Kong. JFIMI is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
      WITH THE ADVISER             NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Roger Peter Frederick Ellis    Ayudhya JF Asset Management    Director
Director                       Limited

                               Jardine Fleming Capital        Director
                               Partners Ltd

                               JF Asset Management Limited    Director

                               JF Private Investments         Director
                               Limited

                               Solucky Limited                Director

A. Douglas Eu                  Ayudhya JF Asset Management    Director
Director & Chief Operations    Limited
Officer

                               Jardine Fleming China Region   President
                               Fund, Inc.

                               JF Asset Management Limited    Director

                               JF Funds Limited               Director

                               Jardine Fleming India          President
                               Fund, Inc.

                               JF Capital Partners Holdings   Director
                               Limited

                               JF Philippine Fund Inc. (in    Director
                               liquidation)

LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED



    Lloyd George Investment Management (Bermuda) Limited ("LGIM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of LGIM is 3808 One Exchange Square, Central, Hong Kong.



   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Lloyd George                         --                             --
Chairman & CEO

William Kerr                                --                             --
Vice Chairman & CFO

Pamela Chan                                 --                             --
Director

Man Fat Tang                                --                             --
Director

Adaline Ko                                  --                             --
Director

Zaheer Sitabkhan                            --                             --
Director

Samir Mehta                                 --                             --
Director

Catherine Tan                               --                             --
Director

Jacob Rees Mogg                             --                             --
Director

Edward Robertson                            --                             --
Director


MARTIN CURRIE, INC.

    Martin Currie, Inc. ("Martin Currie") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh EH12ES. Martin Currie is a registered investment adviser under the Advisers Act.


   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Keith Ross Falconer      Martin Currie Unit Trusts      Chairman
Director/Vice President        Limited

                               3i Smaller Quoted Companies    Director
                               Trust plc

                               Edinburgh International        Director
                               Investment Trust Limited

                               Martin Currie Absolute Return  Director
                               Funds Limited

                               Martin Currie Global           Director
                               Investors Limited

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie Investment       Director
                               Management Limited

                               Martin Currie Limited          Director

                               Martin Currie Management       Director
                               Limited

                               Martin Currie Services         Director
                               Limited

                               Moorgate Investment            Director
                               Management Limited

                               The Western Canada Investment  Director
                               Company Limited

Patrick Joseph Scott-Plummer   Martin Currie Limited          Director, Chairman
Director/Vice President

                               Martin Currie Private Clients  Chairman
                               Limited

                               Saltire Private Fund Managers  Chairman
                               Limited

                               Candover Investments plc       Director

                               Edinburgh International        Director
                               Investment Trust Limited

                               Indian Opportunities Fund      Director
                               (Mauritius) Ltd.

                               Indian Opportunities Fund      Director
                               Ltd.

                               Martin Currie Global           Director
                               Investors Limited

                               Martin Currie Investment       Director
                               Management Limited

                               Martin Currie Portfolio        Director
                               Investment Trust plc

                               Martin Currie Private Clients  Director
                               Limited

                               Martin Currie Trustees         Director
                               Limited

                               Saltire Private Fund Managers  Director
                               Limited

                               Scottish Unit Managers         Director
                               Limited

                               The Merchants Trust plc        Director

James MacGregor Ayton          Martin Currie Investment       Director
Fairweather                    Management Ltd.
Director/Vice President

                               Martin Currie European         Director
                               Investment Trust plc

                               Martin Currie Global           Director
                               Investors Limited

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie Limited          Director

                               Martin Currie Unit Trusts      Director
                               Limited

Allan Davidson MacLeod         Ardroil Consultancy Services   Director
Director/Vice President        Limited

                               Martin Currie Investment       Director
                               Management Ltd.

                               Ardroil Investments Services   Director
                               Limited

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                               Investors Limited

Michael William Thomas         Martin Currie Investment       Director
Director/Vice President        Management Ltd.

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                               Investors Limited

                               Martin Currie Japan            Director
                               Investment Trust plc

                               Martin Currie Limited          Director

                               Martin Currie Pacific          Director
                               Investment Trust plc

James Grant Wilson             Martin Currie Investment       Director
Director/Vice President        Management Limited

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                               Investors Limited

Timothy Julian Dalton Hall     Martin Currie Investment       Director
Director/Vice President        Management Limited

                               Martin Currie Business Trust   Director

                               Martin Currie Global           Director
                               Investors Limited

                               Martin Currie Management       Director
                               Limited

Colin Winchester               Martin Currie Investment       Director, Secretary
Secretary                      Management Ltd.

                               Edinburgh International        Secretary
                               Investment Trust Limited

                               Martin Currie Global           Secretary
                               Investors Limited

                               Martin Currie Limited          Director, Secretary

                               Martin Currie Trustees         Director, Secretary
                               Limited

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Moorgate Investment            Director, Secretary
                               Management Limited

                               Scottish Unit Managers         Secretary
                               Limited

                               The Western Canada Investment  Director, Secretary
                               Company Limited

                               Martin Currie (Bermuda)        Director
                               Limited

                               Martin Currie Management       Director
                               Limited

                               Martin Currie Services         Director
                               Limited

Julian Mark Campbell           Martin Currie Private Clients  Director, Secretary
Livingston                     Limited
General Counsel

                               Martin Currie Services         Director, Secretary
                               Limited

                               Saltire Private Fund Managers  Director, Secretary
                               Limited

                               Martin Currie (Bermuda)        Director
                               Limited

Steven Nelson Johnson          Martin Currie Global           Director
Director/Vice President        Investors Limited

                               Martin Currie Investors        President
                               Services, Inc.

Martin Brown                   Martin Currie Services Ltd.    Director
Director of Operations

Barry Robert Sargraves         Martin Currie Global           Director
Vice President                 Investments Limited

                               Martin Currie Investment       Director
                               Management Limited

                               Martin Currie Limited          Director

Colin James Marshall Skinner   Martin Currie Gefinor Fund     Director
Vice President                 Management Co. SA

                               Martin Currie Global           Director
                               Investors Limited

                               Martin Currie Investment       Director
                               Management Limited

William Geddie Watt            Martin Currie Services         Chairman
President                      Limited

                               Martin Currie Global           Chief Executive Officer
                               Investors Limited

                               Martin Currie Limited          Chief Executive Officer

                               Martin Currie Investment       Director
                               Management Limited

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Scottish Biomedical            Director
                               Foundation Limited

                               Scottish Biomedical Research   Director
                               Trust

Jean Marc Louis de Bolle       Martin Currie Global           Director
Vice President                 Investors Limited

                               Martin Currie Investment       Director
                               Management Limited

                               The Egypt Fund Ltd.            Director


MORGAN STANLEY INVESTMENT MANAGEMENT INC.


    Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a sub-adviser for the Registrant's Emerging Market Equity and International Equity Funds. The principal business address of Morgan Stanley is 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley is an investment adviser registered under the Adviser Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Barton Michael Biggs                        --                             --
Chairman, Director and
Managing Director

Mitchell M. Merin              Morgan Stanley Investment      President, Chief Executive
President, Director            Advisors Inc.                  Officer and Director
And Managing Director

                               Morgan Stanley Distributors    Chairman, Chief Executive
                               Inc.                           Officer and Director

                               Morgan Stanley Trust           Chairman and Director

                               Morgan Stanley Services        President, Chief Executive
                               Company Inc.                   Officer and Director

                               Morgan Stanley Funds           President and Chief Executive
                                                              Officer

                               Morgan Stanley DW Inc.         Executive Vice President and
                                                              Director

                               Various Morgan Stanley         Director
                               Subsidiaries

                               Various Van Kampen investment  Trustee
                               companies

Joseph J. McAlinden            Morgan Stanley Investment      Managing Director and Chief
Chief Investment Officer and   Advisors Inc.                  Investment Officer
Managing Director

                               Morgan Stanley Fund            Vice President

                               Morgan Stanley Trust           Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Rajesh Kumar Gupta             Morgan Stanley Investment      Managing Director and Chief
Chief Administrative           Advisors Inc.                  Administrative Officer --
Officer --                                                    Investments
Investments and Managing
Director

                               Various Morgan Stanley Funds   Vice President

Ronald E. Robison              Morgan Stanley Investment      Managing Director, Chief
Director, Managing Director    Advisors Inc. and Morgan       Administrative Officer and
and Chief Operations Officer   Stanley Services               Director
                               Company Inc.

                               Morgan Stanley Trust           Chief Executive Officer and
                                                              Director

                               Morgan Stanley Funds           Vice President

Barry Fink                     Morgan Stanley Investment      Managing Director, Secretary,
General Counsel, Managing      Advisors Inc. and Morgan       General Counsel and Director
Director and Secretary         Stanley Services
                               Company Inc.

                               Morgan Stanley Funds           Vice President, Secretary and
                                                              General Counsel

                               Morgan Stanley DW Inc.         Assistant Secretary

                               Morgan Stanley Distributors    Vice President and Secretary
                               Inc.

James P. Wallin
Chief Compliance Officer
and Executive Director

Alexander C. Frank             Morgan Stanley                 Treasurer
Treasurer and Managing
Director



OECHSLE INTERNATIONAL ADVISORS



    Oechsle International Advisors ("Oechsle") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.



       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY               POSITION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Singleton Dewey Keesler                                --                                     --
CIO and Managing Principal

Stephen P. Langer                                      --                                     --
Executive Managing Principal/
Director of Marketing

L. Sean Roche                                          --                                     --
COO and Managing Principal

       NAME AND POSITION WITH
         INVESTMENT ADVISER                  NAME OF OTHER COMPANY               POSITION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Warren Walker                         Oechsle International Advisers, Ltd.   Portfolio Manager
Executive Managing Principa

Steven Henry Schaefer                 Oechsle International Advisers, Ltd.   Managing Director
Managing Principal

Paula Nicole Drake                                     --                                     --
General Counsel/Principal

Stephen J. Butters                                     --                                     --
Marketing Officer/Principal

James P. Mcmillan                                      --                                     --
Principal, Marketing and Client
Service

Kathleen M. Harris                                     --                                     --
Principal, Portfolio Manager

John G. Power, III                                     --                                     --
Senior Vice President

Martin G. Dyer
Director of Compliance



SALOMON BROTHERS ASSET MANAGEMENT INC



    Salomon Brothers Asset Management Inc ("SBAM") is the sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal address of SBAM is
399 Park Avenue, 4th Floor, New York, New York 10022. SBAM is an investment adviser registered under the Advisers Act.



   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Amodeo                  Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

James Craige                   Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

John Cunningham                Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

Virgil Cumming                 Salomon Smith Barney Inc.      Managing Director
Chief Investment Officer --
Global Retail and High Net
Worth

Robert Donahue                 Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

Ajay Dravid                    Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

Thomas Flanagan                Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

David Griffiths                Salomon Brothers Asset         Director
Senior Portfolio Manager       Management Ltd.

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael Kagan                  Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

Brian Keyser                   Citibank, N.A.                 Director
Economist

Roger Lavan                    Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

Mark Lindbloom                 Citibank, N.A.                 Managing Director
Senior Portfolio Manager

Yuan Y. Ma                     Salomon Brothers Asset         Managing Director
Director of Quantitative       Management Inc
Research

Ross Margolies                 Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

Wendy Murdock                  Salomon Smith Barney Inc.      Managing Director
Chief Operating Officer

Michael Rosenbaum              Salomon Smith Barney Inc.      Managing Director
Chief Legal Counselor,
General Counsel

David Scott                    Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Ltd.

Jeffrey Scott                  Salomon Brothers Asset         Vice President
Compliance Officer             Management Inc

Beth Semmel                    Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

David Torchia                  Salomon Brothers Asset         Managing Director
Senior Portfolio Manager       Management Inc

Peter Wilby                    Salomon Brothers Asset         Managing Director
Chief Investment Officer --    Management Inc
Fixed Income, North America


SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's International Equity, Emerging Markets Equity and Emerging Markets Debt Fund. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.


   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alfred P. West, Jr.            SEI Investments Company        Director, Chairman and CEO
Chairman, CEO, Director

                               SEI Investments Distribution   Director, Chairman of the
                               Co.                            Board of Directors

                               SEI Ventures, Inc.             Director, Chairman, President

                               SEI Funds, Inc.                CEO, Chairman of the Board of
                                                              Directors

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Global Investment Corp.    Director, CEO, Chairman

                               SEI Capital AG                 Director, Chairman of the
                                                              Board

                               SEI Global Capital             Director, CEO, Chairman
                               Investments, Inc.

                               CR Financial Services Company  Director, Chairman of the
                                                              Board

                               SEI Insurance Group, Inc.      Director

                               SEI Investments Mutual Fund    Chairman, CEO
                               Services

                               SEI Investments Fund           Chairman, CEO
                               Management

                               SEI Investments Global         Chairman, CEO
                               (Cayman) Limited

                               SEI Global Holdings (Cayman)   Chairman, CEO
                               Inc.

                               SEI Investments De Mexico      Director

                               SEI Asset Korea                Director

                               SEI Venture Capital, Inc.      Director, Chairman, CEO

Carmen V. Romeo                SEI Investments Company        Director, Executive Vice
Executive Vice President,                                     President,
Director                                                      President-Investment Advisory
                                                              Group

                               SEI Investments Distribution   Director
                               Co.

                               SEI Venture Capital, Inc.      Director

                               SEI Trust Company              Director

                               SEI Ventures, Inc.             Director, Executive Vice
                                                              President

                               SEI Investments, Inc.          Director, President

                               SEI Investments                Director, President
                               Developments, Inc.

                               SEI Insurance Group, Inc.      Director

                               SEI Funds, Inc.                Director, Executive Vice
                                                              President

                               SEI Global Investments Corp.   Executive Vice President

                               SEI Global Capital             Executive Vice President
                               Investments, Inc.

                               SEI Primus Holding Corp.       Director, President

                               CR Financial Services Company  Director

                               SEI Investments Mutual Fund    Executive Vice President
                               Services

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Fund           Executive Vice President
                               Management

                               SEI Private Trust Company      Director

Richard B. Lieb                SEI Investments Company        Director, Executive Vice
Executive Vice President                                      President,
                                                              President-Investment
                                                              Systems & Services Division

                               SEI Investments Distribution   Director, Executive Vice
                               Co.                            President

                               SEI Trust Company              Director, Chairman of the
                                                              Board

                               SEI Investments-Global Fund    Director
                               Services Limited

                               SEI Investments Mutual Fund    Executive Vice President
                               Services

                               SEI Investments Fund           Executive Vice President
                               Management

                               SEI Private Trust Company      Director

Edward Loughlin                SEI Investments Company        Executive Vice President,
Executive Vice President                                      President-Asset Management
                                                              Division

                               SEI Trust Company              Director

                               SEI Funds, Inc.                Executive Vice President

                               SEI Advanced Capital           Director, President
                               Management, Inc.

                               SEI Investments Mutual Fund    Executive Vice President
                               Services

                               SEI Investments Fund           Executive Vice President
                               Management

                               SEI Asset Korea                Director

                               SEI Investments Canada         Director
                               Company

Dennis J. McGonigle            SEI Investments Company        Executive Vice President
Executive Vice President

                               SEI Investments Distribution   Executive Vice President
                               Co.

                               SEI Investments Mutual Fund    Senior Vice President
                               Services

                               SEI Investments Fund           Senior Vice President
                               Management

Ed Daly                                     --                             --
Senior Vice President,
Managing Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Carl A. Guarino                SEI Investments Company        Senior Vice President
Senior Vice President

                               SEI Investments Distribution   Senior Vice President
                               Company

                               SEI Global Investments Corp.   Senior Vice President

                               SEI Global Investments         Director
                               (Cayman) Limited

                               SEI Global Holdings (Cayman)   Director
                               Inc.

                               SEI Asset Korea                Director

                               SEI Investments Argentina      Director
                               S.A.

                               SEI Investments De Mexico      Director

                               SEI Investments (Europe) Ltd.  Director

                               Quadrum S.A.                   Director

                               SEI Asset Korea                Director

                               SEI Investments (South         Director, Chairman
                               Africa) Limited

                               CCF-SEI Investments            Director

                               SEI Venture Capital, Inc.      Executive Vice President

                               SEI Investments-Unit Trust     Director
                               Management (UK) Limited

Robert S. Ludwig               SEI Funds, Inc.                Vice President
Senior Vice President, CIO

                               SEI Investments Mutual Fund    Vice President, Team Leader
                               Services

                               SEI Investments Fund           Vice President, Team Leader
                               Management

Jack May                       SEI Investments Distribution   Senior Vice President
Senior Vice President          Co.

James V. Morris                             --                             --
Senior Vice President,
Managing Director

Steve Onofrio                               --                             --
Senior Vice President,
Managing Director

Todd Cipperman                 SEI Investments Company        Senior Vice President,
Senior Vice President,                                        General Counsel, Assistant
General Counsel & Secretary                                   Secretary

                               SEI Investments Distribution   Senior Vice President &
                               Co.                            General Counsel

                               SEI Inc. (Canada)              Senior Vice President,
                                                              General Counsel & Assistant
                                                              Secretary

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Trust Company              Senior Vice President,
                                                              General Counsel & Assistant
                                                              Secretary

                               SEI Investments, Inc.          Senior Vice President,
                                                              General Counsel, Secretary

                               SEI Ventures, Inc.             Vice President, General
                                                              Counsel, Secretary

                               SEI Investments                Senior Vice President,
                               Developments, Inc.             General Counsel, Secretary

                               SEI Funds, Inc.                Senior Vice President,
                                                              General Counsel, Secretary

                               SEI Global Investments Corp.   Senior Vice President,
                                                              General Counsel, Secretary

                               SEI Advanced Capital           Director, Senior Vice
                               Management, Inc.               President, General Counsel,
                                                              Secretary

                               SEI Investments Global         Director, General Counsel &
                               Management (Cayman) Inc.       Assistant Secretary

                               SEI Global Capital             Senior Vice President,
                               Investments, Inc.              General Counsel, Secretary

                               SEI Investments Global,        Director
                               Limited

                               SEI Primus Holding Corp.       Senior Vice President,
                                                              General Counsel, Secretary

                               SEI Investments Mutual Fund    Senior Vice President,
                               Services                       General Counsel, Secretary

                               SEI Investments Fund           Senior Vice President,
                               Management                     General Counsel, Secretary

                               SEI Global Holdings (Cayman)   Director, General Counsel,
                               Inc.                           Assistant Secretary

                               SEI Investments (Europe) Ltd.  Director

                               SEI Investments Canada         Senior Vice President,
                               Company                        General Counsel

                               SEI Investments (South         Director
                               Africa) Limited

                               SEI Venture Capital, Inc.      Senior Vice President,
                                                              General Counsel, Secretary

                               SEI Investments Unit Trust     Director
                               (UK) Limited

Kenneth Zimmer                              --                             --
Senior Vice President,
Managing Director

John D. Anderson               SEI Investments Distribution   Vice President & Managing
Vice President & Managing      Company                        Director
Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Timothy D. Barto               SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                     Secretary
Secretary

                               SEI Investments Distribution   Vice President, Assistant
                               Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                              Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                              Secretary

                               SEI Investments                Vice President, Assistant
                               Developments, Inc.             Secretary

                               SEI Insurance Group, Inc.      Vice President, Assistant
                                                              Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                              Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                              Secretary

                               SEI Advanced Capital           Vice President, Assistant
                               Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                               Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                              Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                               Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                               Management                     Secretary

                               SEI Venture Capital, Inc.      Vice President, Assistant
                                                              Secretary

Jay Brown                                   --                             --
Vice President

Kevin P. Robins                SEI Investments Company        Senior Vice President
Senior Vice President

                               SEI Investments Distribution   Senior Vice President
                               Co.

                               SEI Insurance Group, Inc.      Director

                               SEI Trust Company              Director

                               SEI Investments, Limited       Director
                               (Cayman)

                               CR Financial Services Company  President

                               SEI Investments Fund           Senior Vice President,
                               Management                     General Counsel, Secretary

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Global Holdings (Cayman)   Director
                               Inc.

                               SEI Venture Capital, Inc.      Vice President, Assistant
                                                              Secretary

                               SEI Private Trust Company      Director

Robert Crudup                  SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Company                        Director
Director

                               SEI Investments Mutual Fund    Vice President, Managing
                               Services                       Director

                               SEI Investments Fund           Vice President, Managing
                               Management                     Director

Richard A. Deak                SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                     Secretary
Secretary

                               SEI Investments Distribution   Vice President, Assistant
                               Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                              Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                              Secretary

                               SEI Venture Capital, Inc.      Vice President, Assistant
                                                              Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                              Secretary

                               SEI Investments                Vice President, Assistant
                               Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                              Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                              Secretary

                               SEI Advanced Capital           Vice President, Assistant
                               Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                               Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                              Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                               Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                               Management                     Secretary

Melissa Doran Rayer                         --                             --
Vice President

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Scott W. Dellorfano            SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Co.                            Director
Director

Scott C. Fanatico              SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Co.                            Director
Director

Michael Farrell                             --                             --
Vice President

Vic Galef                      SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Company                        Director
Director

                               SEI Investments Mutual Fund    Vice President, Managing
                               Services                       Director

                               SEI Investments Fund           Vice President, Managing
                               Management                     Director

Steven A. Gardner              SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Company                        Director
Director

Lydia A. Gavalis               SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                     Secretary
Secretary

                               SEI Investments Distribution   Vice President, Assistant
                               Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                              Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                              Secretary

                               SEI Investments                Vice President, Assistant
                               Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                              Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                              Secretary

                               SEI Advanced Capital           Vice President, Assistant
                               Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                               Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                              Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                               Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                               Management                     Secretary

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Venture Capital, Inc.      Vice President, Assistant
                                                              Secretary

Greg Gettinger                 SEI Investments Company        Vice President
Vice President

                               SEI Investments Distribution   Vice President
                               Company

                               SEI Trust Company              Vice President

                               SEI Investments, Inc.          Vice President

                               SEI Ventures, Inc.             Vice President

                               SEI Investments                Vice President
                               Developments, Inc.

                               SEI Funds, Inc.                Vice President

                               SEI Global Investments Corp.   Vice President

                               SEI Venture Capital, Inc.      Vice President

                               SEI Advanced Capital           Vice President
                               Management, Inc.

                               SEI Global Capital             Vice President
                               Investments, Inc.

                               SEI Primus Holding Corp.       Vice President

                               SEI Investments Mutual Fund    Vice President
                               Services

                               SEI Investments Fund           Vice President
                               Management

Susan R. Hartley                            --                             --
Vice President

Kathy Heilig                   SEI Inc. (Canada)              Vice President, Treasurer
Vice President, Treasurer

                               SEI Investments Company        Vice President, Treasurer,
                                                              Chief Accounting Officer

                               SEI Investments Distribution   Vice President
                               Company

                               SEI Trust Company              Vice President, Treasurer

                               SEI Ventures, Inc              Vice President, Treasurer

                               SEI Insurance Group, Inc.      Vice President, Treasurer

                               SEI Realty Capital             Vice President, Treasurer
                               Corporation

                               SEI Funds, Inc.                Director, Vice President,
                                                              Treasurer

                               SEI Global Investments Corp.   Director, Vice President,
                                                              Treasurer

                               SEI Advanced Capital           Director, Vice President,
                               Management, Inc.               Treasurer

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Global         Vice President, Treasurer
                               (Cayman), Limited

                               SEI Investments Mutual Fund    Vice President, Treasurer
                               Services

                               SEI Investments Fund           Vice President, Treasurer
                               Management

                               SEI Global Holdings (Cayman)   Vice President, Treasurer
                               Inc.

                               SEI Investments, Inc.          Director, Vice President &
                                                              Treasurer

                               SEI Investments                Director, Vice President &
                               Developments, Inc.             Treasurer

                               SEI Global Investments, Inc.   Director, Vice President &
                                                              Treasurer

                               Global Primus Holding Corp.    Director, Vice President &
                                                              Treasurer

                               SEI Venture Capital, Inc.      Director, Vice President &
                                                              Treasurer

Bridget Jensen                 SEI Investments Distribution   Vice President
Vice President                 Company

                               SEI Investments Mutual Fund    Vice President
                               Services

                               SEI Investments Fund           Vice President
                               Management

John Kirk                      SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Company                        Director
Director

Kim Kirk                       SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Company                        Director
Director

                               SEI Investments-Global Fund    Director
                               Services Limited

                               SEI Investments Mutual Fund    Vice President, Managing
                               Services                       Director

                               SEI Investments Fund           Vice President, Managing
                               Management                     Director

John Krzeminski                SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Company                        Director
Director

                               SEI Investments Mutual Fund    Vice President, Managing
                               Services                       Director

                               SEI Investments Fund           Vice President, Managing
                               Management                     Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alan Lauder                    SEI Investments Distribution   Vice President
Vice President                 Company

                               SEI Global Investment Corp.    Vice President

                               SEI Investments (South         Director
                               Africa) Limited

Paul Lonergan                  SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Company                        Director
Director

Vicki Malloy                   SEI Investments Mutual Fund    Vice President, Team Leader
Vice President, Managing       Services
Director

                               SEI Investments Fund           Vice President, Team Leader
                               Management

Ellen Marquis                  SEI Investments Distribution   Vice President
Vice President                 Co.

Christine M. McCullough        SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                     Secretary
Secretary

                               SEI Investments Distribution   Vice President, Assistant
                               Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                              Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                              Secretary

                               SEI Investments                Vice President, Assistant
                               Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                              Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                              Secretary

                               SEI Advanced Capital           Vice President, Assistant
                               Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                               Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                              Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                               Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                               Management                     Secretary

                               SEI Trust Company              Vice President

                               SEI Insurance Group            Vice President, Assistant
                                                              Secretary

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Private Trust Company      General Counsel

                               SEI Investments Distribution   Vice President, Managing
                               Company                        Director

Carolyn McLaurin               SEI Investments Distribution   Vice President, Managing
Vice President, Managing       Company                        Director
Director

                               SEI Investments Mutual Fund    Vice President, Managing
                               Services                       Director

                               SEI Investments Fund           Vice President, Managing
                               Management                     Director

Roger Messina                               --                             --
Vice President

Sherry Kajdan Vetterlein       SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                     Secretary
Secretary

                               SEI Investments Distribution   Vice President, Assistant
                               Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                              Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                              Secretary

                               SEI Investments                Vice President, Assistant
                               Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                              Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                              Secretary

                               SEI Advanced Capital           Vice President, Assistant
                               Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                               Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                              Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                               Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                               Management                     Secretary

                               SEI Investments Global         Vice President, Assistant
                               (Cayman), Limited              Secretary

                               SEI Venture Capital Inc.       Vice President, Assistant
                                                              Secretary

Robert Prucnal                              --                             --
Vice President

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Daniel Spaventa                SEI Investments Distribution   Vice President
Vice President                 Company

Kathryn L. Stanton             SEI Investments Distribution   Vice President
Vice President                 Co.

                               CR Financial Services Company  Secretary, Treasurer

William E. Zitelli             SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                     Secretary
Secretary

                               SEI Investments Distribution   Vice President, Assistant
                               Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                              Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                              Secretary

                               SEI Investments                Vice President, Assistant
                               Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                              Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                              Secretary

                               SEI Advanced Capital           Vice President, Assistant
                               Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                               Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                              Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                               Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                               Management                     Secretary

Mary Vogan                                  --                             --
Vice President

Raymond B. Webster                          --                             --
Vice President

Susan R. West                               --                             --
Vice President, Managing
Director

Lori L. White                  SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant      Co.                            Secretary
Secretary

                               SEI Trust Company              Vice President, Assistant
                                                              Secretary

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments, Inc.          Vice President, Assistant
                                                              Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                              Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                              Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                              Secretary

                               SEI Advanced Capital           Vice President, Assistant
                               Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                               Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                              Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                               Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                               Management                     Secretary

                               SEI Private Trust Company      Vice President, Assistant
                                                              Secretary

                               SEI Insurance Group, Inc.      Vice President, Assistant
                                                              Secretary

Mark S. Wilson                              --                             --
Vice President

Wayne M. Withrow               SEI Investments Company        Executive Vice President &
Vice President, Managing                                      Chief Information Officer
Director

                               SEI Investments Distribution   Senior Vice President
                               Co.

                               SEI Investments Mutual Fund    Senior Vice President
                               Services

                               SEI Investments Fund           Senior Vice President
                               Management


Item 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982

SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
The Advisors' Inner Circle Fund                           November 14, 1991
STI Classic Funds                                         May 29, 1992
The Arbor Fund                                            January 28, 1993
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
SEI Asset Allocation Trust                                April 1, 1996
SEI Institutional Investments Trust                       June 14, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
Expedition Funds                                          June 9, 1997
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
CNI Charter Funds                                         April 1, 1999
The Armada Advantage Fund                                 May 1, 1999
Amerindo Funds Inc.                                       July 13, 1999
iShares Inc.                                              January 28, 2000
SEI Insurance Products Trust                              March 29, 2000
iShares Trust                                             April 25, 2000
Pitcairn Funds                                            August 1, 2000
JohnsonFamily Funds, Inc.                                 November 1, 2000
The MDL Funds                                             January 24, 2001
Causeway Capital Management Trust                         September 20, 2001


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors

Richard B. Lieb            Director, Executive Vice President                    --

Carmen V. Romeo            Director                                              --

Mark J. Held               President & Chief Operating Officer                   --

Dennis J. McGonigle        Executive Vice President                              --

Robert M. Silvestri        Chief Financial Officer & Treasurer                   --

Todd Cipperman             Senior Vice President & General Counsel               --

Carl A. Guarino            Senior Vice President                                 --

Jack May                   Senior Vice President                                 --

Kevin P. Robins            Senior Vice President                                 --

Patrick K. Walsh           Senior Vice President                                 --

Wayne M. Withrow           Senior Vice President

                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Robert Aller               Vice President                                        --

John D. Anderson           Vice President & Managing Director                    --

Timothy D. Barto           Vice President & Assistant Secretary                  --

Robert Crudup              Vice President & Managing Director                    --

Richard A. Deak            Vice President & Assistant Secretary                  --

Scott W. Dellorfano        Vice President & Managing Director                    --

Barbara Doyne              Vice President                                        --

Jeff Drennen               Vice President                                        --

Scott C. Fanatico          Vice President & Managing Director                    --

Vic Galef                  Vice President & Managing Director                    --

Steven A. Gardner          Vice President & Managing Director                    --

Lydia A. Gavalis           Vice President & Assistant Secretary                  --

Greg Gettinger             Vice President & Assistant Secretary                  --

Kathy Heilig               Vice President                                        --

Jeff Jacobs                Vice President                                        --

Bridget Jensen             Vice President & Assistant Secretary                  --

Samuel King                Vice President                                        --

John Kirk                  Vice President & Managing Director                    --

Kim Kirk                   Vice President & Managing Director                    --

John Krzeminski            Vice President & Managing Director                    --

Karen LaTourette           Secretary                                             --

Alan H. Lauder             Vice President                                        --

Paul Lonergan              Vice President & Managing Director                    --

Ellen Marquis              Vice President                                        --

Christine M. McCullough    Vice President & Assistant Secretary                  --

Carolyn McLaurin           Vice President & Managing Director                    --

Mark Nagle                 Vice President                                        --

Joanne Nelson              Vice President                                        --

Rob Redican                Vice President                                        --

Maria Rinehart             Vice President                                        --

Steve Smith                Vice President                                        --

Daniel Spaventa            Vice President                                        --

Kathryn L. Stanton         Vice President                                        --

Lori L. White              Vice President & Assistant Secretary                  --

William E. Zitelli, Jr.    Vice President & Assistant Secretary                  --

John C. Munch              Vice President & Assistant Secretary                  --

Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodian:

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4);
     (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
     31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's
    Advisers:

           SEI Investments Management Corporation
           Oaks, PA 19456


           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, NY 10105



           BlackRock International Ltd.
           40 Torpichen T7 Street
           Edinburgh, EH3 8JB
           Scotland



           The Boston Company Asset Management
           One Boston Place
           Boston, MA 02108



           Capital Guardian Trust Company
           333 South Hope Street, 55th Floor
           Los Angeles, CA 90071



           Fischer Francis Trees & Watts, Inc.
           200 Park Avenue, 46th Floor
           New York, NY 10166



           JF International Management, Inc.
           47th Floor
           Jardine House
           1 Connaught Place
           Central Hong Kong



           Lloyd George Investment Management
           (Bermuda) Limited
           3808 One Exchange Square
           Central, Hong Kong

           Martin Currie Inc.
           Saltire Court
           20 Castle Terrace
           Edinburgh, EH1 2ES
           Scotland



           Morgan Stanley Investment Management Inc.
           1221 Avenue of the Americas
           New York, NY 10020



           Oechsle International Advisors
           One International Place, 23rd Floor
           Boston, Massachusetts 02110



           Salomon Brothers Asset Management Inc
           388 Greenwich Street, 8th Floor
           New York, New York 10013


Item 29.  MANAGEMENT SERVICES:

    None.

Item 30.  UNDERTAKINGS:

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 35 to Registration Statement No. 33-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of November, 2002.


                                SEI INSTITUTIONAL INTERNATIONAL TRUST

                                By   /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                Edward D. Loughlin
                                President & Chief Executive Officer

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                  *
 ------------------------------------  Trustee                      November 27, 2002
          Rosemarie B. Greco

                  *
 ------------------------------------  Trustee                      November 27, 2002
           William M. Doran

                  *
 ------------------------------------  Trustee                      November 27, 2002
           F. Wendell Gooch

                  *
 ------------------------------------  Trustee                      November 27, 2002
       George J. Sullivan, Jr.

                  *
 ------------------------------------  Trustee                      November 27, 2002
           James M. Storey

                  *
 ------------------------------------  Trustee                      November 27, 2002
           Robert A. Nesher

        /s/ EDWARD D. LOUGHLIN
 ------------------------------------  President & Chief            November 27, 2002
          Edward D. Loughlin             Executive Officer

          /s/ JAMES R. FOGGO
 ------------------------------------  Controller & Chief           November 27, 2002
            James R. Foggo               Financial Officer

 *By       /s/ EDWARD D. LOUGHLIN
       ------------------------------
             Edward D. Loughlin
              ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


                EXHIBITS:
           -------------------
           EX-99.B(a)            Agreement and Declaration of Trust dated June 28, 1988 as
                                   originally filed with Registrant's Registration Statement
                                   on Form N-1A (File No. 33-22821) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is
                                   herein incorporated by reference to Exhibit 1 of
                                   Post-Effective Amendment No. 23, filed with the SEC on
                                   June 23, 1997.
           EX-99.B(b)(1)         Amended By-Laws dated February 20, 2001 are herein
                                   incorporated by reference to Exhibit (b)(3) of
                                   Post-Effective Amendment No. 34 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-22821
                                   and 811-5601), filed with the SEC on January 28, 2002.
           EX-99.B(c)            Not Applicable
           EX-99.B(d)(1)         Investment Advisory Agreement between Registrant and SEI
                                   Investments Management Corporation ("SIMC") dated
                                   December 16, 1994 is herein incorporated by reference to
                                   Exhibit 5(e) of Post-Effective Amendment No. 19 to
                                   Registrant's Registration Statement on Form N-1A, filed on
                                   April 28, 1995.
           EX-99.B(d)(2)         Form of Schedule to Investment Advisory Agreement between
                                   Registrant and SIMC with respect to the International
                                   Fixed Income Fund is filed herewith.
           EX-99.B(d)(3)         Investment Sub-Advisory Agreement between SIMC and BlackRock
                                   International Ltd. dated December 13, 1999 with respect to the International Equity Fund is herein incorporated by
                                   reference to Exhibit (d)(32) of Post-Effective Amendment
                                   No. 29 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed on January 27, 2000.
           EX-99.B(d)(4)         Investment Sub-Advisory Agreement between SIMC and Capital
                                   Guardian Trust Company dated June 29, 1998 with respect to the International Equity Fund is herein incorporated by
                                   reference to Exhibit (d)(24) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed with the SEC on
                                   November 25, 1998.
           EX-99.B(d)(5)         Investment Sub-Advisory Agreement between SIMC and JF
                                   International Management, Inc. dated October 11, 2000 with respect to the International Equity Fund is herein
                                   incorporated by reference to Exhibit (d)(37) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed on January 26, 2001.
           EX-99.B(d)(6)         Investment Sub-Advisory Agreement between SIMC and Martin
                                   Currie, Inc dated September 28, 2000 with respect to the
                                   International Equity Fund is incorporated by reference to
                                   Exhibit (d)(38) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed on January 26, 2001.

                EXHIBITS:
           -------------------
           EX-99.B(d)(7)         Investment Sub-Advisory Agreement between SIMC and Morgan
                                   Stanley Investment Management Inc. dated October 1, 2001
                                   with respect to the International Equity Fund is herein
                                   incorporated by reference to Exhibit (d)(39) of
                                   Post-Effective Amendment No. 34 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-22821
                                   and 811-5601), filed with the SEC on January 28, 2002.
           EX-99.B(d)(8)         Investment Sub-Advisory Agreement between SIMC and Oechsle
                                   International Advisors dated June 22, 1999 with respect to the International Equity Fund is herein incorporated by
                                   reference to Exhibit (d)(33) of Post-Effective Amendment
                                   No. 29 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-22821), filed on January 27, 2000.
           EX-99.B(d)(9)         Investment Sub-Advisory Agreement between SIMC and Alliance
                                   Capital Management L.P. dated June 26, 2002 with respect
                                   to the Emerging Markets Equity Fund is filed herewith.
           EX-99.B(d)(10)        Investment Sub-Advisory Agreement between SIMC and The
                                   Boston Company Asset Management dated September 18, 2000
                                   with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(36) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed on January 26, 2001.
           EX-99.B(d)(11)        Investment Sub-Advisory Agreement between SIMC and Lloyd
                                   George Investment Management (Bermuda) Limited dated
                                   September 16, 2002 with respect to the Emerging Markets
                                   Equity Fund is filed herewith.
           EX-99.B(d)(12)        Investment Sub-Advisory Agreement between SIMC and Morgan
                                   Stanley Asset Management Inc. dated September 15, 1998
                                   with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(28) of
                                   Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on November 25, 1998.
           EX-99.B(d)(13)        Form of Investment Sub-Advisory Agreement between SIMC,
                                   Fischer Francis Trees & Watts, Inc., Fischer Francis
                                   Trees & Watts, Fischer Francis Trees & Watts (Singapore)
                                   Pte Ltd and Fischer Francis Trees & Watts Kabushiki
                                   Kaisha, with respect to the International Fixed Income
                                   Fund is filed herewith.
           EX-99.B(d)(14)        Investment Sub-Advisory Agreement between SIMC and Salomon
                                   Brothers Asset Management Inc dated March 31, 1997 with
                                   respect to the Emerging Markets Debt Fund is herein
                                   incorporated by reference to Exhibit (d)(31) of
                                   Post-Effective Amendment No. 29 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed on January 27, 2000.
           EX-99.B(e)            Amended and Restated Distribution Agreement between
                                   Registrant and SEI Investments Distribution Co. dated
                                   September 16, 2002 is filed herewith.
           EX-99.B(f)            Not Applicable

                EXHIBITS:
           -------------------
           EX-99.B(g)(1)         Custodian Agreement between Registrant and State Street Bank and Trust Company as originally filed as Exhibit (8) to
                                   Post-Effective Amendment No. 1 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-22821),
                                   filed with the SEC on September 16, 1998, is herein
                                   incorporated by reference to Exhibit 8(a) of
                                   Post-Effective Amendment No. 23, filed with the SEC on
                                   June 23, 1997
           EX-99.B(h)(1)         Amended and Restated Administration and Transfer Agency
                                   Agreement between Registrant and SIMC dated September 16,
                                   2002 is filed herewith.
           EX-99.B(h)(2)         Shareholder Service Plan and Agreement with respect to the
                                   Class A shares is herein incorporated by reference to
                                   Exhibit 15(e) of Post-Effective Amendment No. 22 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed with the SEC on April 8, 1997.
           EX-99.B(h)(3)         Shareholder Service Plan and Agreement with respect to
                                   Class I shares is herein incorporated by reference to
                                   Exhibit (h)(5) of Post-Effective Amendment No. 30 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed on June 30, 2000.
           EX-99.B(h)(4)         Administrative Services Plan and Agreement with respect to
                                   Class I shares signed October 4, 2001 is herein
                                   incorporated by reference to Exhibit (h)(6) of
                                   Post-Effective Amendment No. 34 to Registrant's
                                   Registration Statement on Form N-1A (File Nos. 33-22821
                                   and 811-5601), filed with the SEC on January 28, 2002.
           EX-99.B(i)            Opinion and Consent of Counsel to be filed by later
                                   amendment.
           EX-99.B(j)            Not Applicable
           EX-99.B(k)            Not Applicable
           EX-99.B(l)            Not Applicable
           EX-99.B(m)            Not Applicable.
           EX-99.B(n)            Amended and Restated Rule 18f-3 Plan relating to Class A, I and Y shares dated June 26, 2002 is filed herewith.
           EX-99.B(o)            Not Applicable.
           EX-99.B(p)(1)         The Code of Ethics for SEI Investments Company dated April,
                                   2000 is herein incorporated by reference to
                                   Exhibit (p)(4) of Post-Effective Amendment No. 42 of SEI
                                   Daily Income Trust's Registration Statement on Form N-1A
                                   (File Nos. 2-77048 and 811-2451), filed with the SEC on
                                   May 30, 2000 (Accession #0000912057-00-026756).
           EX-99.B(p)(2)         The Code of Ethics for SEI Institutional International Trust
                                   dated March 20, 2000 is herein incorporated by reference
                                   to Exhibit (p)(2) of Post-Effective Amendment No. 30 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed on June 30, 2000.
           EX-99.B(p)(3)         The Code of Ethics for BlackRock International Ltd. as
                                   amended in 2001, is herein incorporated by reference to
                                   Exhibit (p)(4) of Post-Effective Amendment No. 34 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   Nos. 33-22821 and 811-5601), filed with the SEC on
                                   January 28, 2002.
           EX-99.B(p)(4)         The Code of Ethics for Capital Guardian Trust Company dated
                                   September 30, 2002 is filed herewith.

                EXHIBITS:
           -------------------
           EX-99.B(p)(5)         The Code of Ethics for Morgan Stanley Investment
                                   Management Inc. dated August 16, 2002 is filed herewith.
           EX-99.B(p)(6)         The Code of Ethics for Oechsle International Advisors dated
                                   February 15, 2002 is filed herewith.
           EX-99.B(p)(7)         The Code of Ethics for Salomon Brothers Asset
                                   Management Inc is herein incorporated by reference to
                                   Exhibit (p)(11) of Post-Effective Amendment No. 30 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-22821), filed on June 30, 2000.
           EX-99.B(p)(8)         The Code of Ethics for The Boston Company Asset Management
                                   is herein incorporated by reference to Exhibit (p)(8) of
                                   Post-Effective Amendment No. 6 of SEI Institutional
                                   Investment Trust's Registration Statement on Form N-1A
                                   (File No. 33-58041), filed with the SEC on September 28,
                                   2000 (Accession # 0000912057-00-043038).
           EX-99.B(p)(9)         The Code of Ethics for JF International Management, Inc.
                                   dated September 30, 2002 is filed herewith.
           EX-99.B(p)(10)        The Code of Ethics for Martin Currie Inc. is herein
                                   incorporated by reference to Exhibit (p)(16) of
                                   Post-Effective Amendment No. 6 of SEI Institutional
                                   Investment Trust's Registration Statement on Form N-1A
                                   (File No. 33-58041), filed with the SEC on September 28,
                                   2000 (Accession # 0000912057-00-043038).
           EX-99.B(p)(11)        The Code of Ethics for Lloyd George Investment Management
                                   (Bermuda) Limited is herein incorporated by reference to
                                   Exhibit (p)(16) of Post-Effective Amendment No. 10 to SEI
                                   Institutional Investments Trust's Registration Statement
                                   on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on September 30, 2002 (Accession #
                                   0000912057-02-037245).
           EX-99.B(p)(12)        The Code of Ethics for Alliance Capital Management L.P. is
                                   herein incorporated by reference to Exhibit (p)(3) of
                                   Post-Effective Amendment No. 10 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-7257), filed with the SEC on
                                   September 30, 2002
                                   (Accession # 0000912057-02-037245).
           EX-99.B(p)(13)        The Code of Ethics for Fischer Francis Trees & Watts, Inc.
                                   is herein incorporated by reference to Exhibit (p)(13) of
                                   Post-Effective Amendment No. 10 to SEI Institutional
                                   Investments Trust's Registration Statement on Form N-1A
                                   (File Nos. 33-58041 and 811-7257), filed with the SEC on
                                   September 30, 2002 (Accession # 0000912057-02-037245).
           EX-99.B(q)            Powers of Attorney for Robert A. Nesher, William M. Doran,
                                   James R. Foggo, F. Wendell Gooch, Rosemarie B. Greco,
                                   George J. Sullivan, Jr., James M. Storey, and Edward D.
                                   Loughlin are incorporated by reference to Exhibit (q) of
                                   Post-Effective Amendment No. 43 of SEI Daily Income
                                   Trust's Registration Statement on Form N-1A (File
                                   Nos. 2-77048 and 811-3451) filed with the SEC on
                                   January 22, 2001.